UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
State	Municipal Bonds		(000)	Value
Alabama - 1.0%	County of Jefferson, Alabama, RB, Series A, 5.00%, 1/01/10		$ 180	$ 175,322
	County of Jefferson, Alabama, RB, Series A, 5.25%, 1/01/20		500	425,240
	Tuscaloosa Special Care Facilities Financing Authority, RB,
	Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)		500	213,495
				814,057
Arizona - 6.4%	Maricopa County IDA, Arizona, RB, Arizona Charter Schools
	Project 1, Series A, 6.63%, 7/01/20		250	193,205
	Maricopa County IDA, Arizona, RB, Arizona Charter Schools
	Project 1, Series A, 6.75%, 7/01/29		300	208,293
	Maricopa County IDA, Arizona, RB, Sun King Apartments
	Project, Series A, 6.75%, 5/01/31		185	160,630
	Phoenix IDA, Arizona, Refunding RB, America West Airlines Inc.,
	AMT, 6.30%, 4/01/23		1,000	671,620
	Pima County IDA, IDR, Tucson Electric Power, Series A,
	6.38%, 9/01/29		780	798,291
	Pima County IDA, RB, American Charter Schools
	Foundation, Series A, 5.63%, 7/01/38		685	543,643
	Pima County IDA, RB, Arizona Charter Schools Project,
	Series O, 5.25%, 7/01/31		285	212,294
	Queen Creek Improvement District No. 1, Special Assessment,
	5.00%, 1/01/32		500	457,310
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32		750	730,868
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37		1,045	1,000,797
	University Medical Center Corp., Arizona, RB, 6.25%, 7/01/29		180	194,011
				5,170,962
California - 8.5%	California Health Facilities Financing Authority, California, RB,
	Catholic Healthcare West, Series A, 6.00%, 7/01/39		265	282,705
	California Health Facilities Financing Authority, RB, Saint
	Joseph Health System, Series A, 5.75%, 7/01/39		1,000	1,050,160
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
ACA	American Capital Access Corp.	GO	General Obligation Bonds
AGC	Assured Guaranty Corp.	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	IDR	Industrial Development Revenue Bonds
ARB	Airport Revenue Bonds	MBIA	Municipal Bond Investors Assurance
CAB	Capital Appreciation Bonds		(National Public Finance Guaranty Corp.)
EDA	Economic Development Authority	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	TAN	Tax Anticipation Notes
1

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	California Pollution Control Financing Authority, RB, Waste
	Management Inc. Project, Series C, AMT, 5.13%, 11/01/23	$ 750	$ 726,922
	California State, GO, Refunding, 4.50%, 10/01/36	740	678,328
	California Statewide Communities Development Authority,
	RB, Senior Living Southern California Presbyterian Homes,
	6.63%, 11/15/24	650	697,788
	City of Chula Vista California, RB, San Diego Gas, Series A, 5.88%,
	2/15/34	500	553,800
	City of Roseville California, Special Tax, Fiddyment Ranch
	Community Facilities No. 1, 5.25%, 9/01/36	465	365,564
	Lammersville School District Community Facilities District, Special
	Tax, No. 2002, Mountain House, 5.13%, 9/01/35	500	387,570
	Oakland Unified School District/Alameda County California,
	GO, Election 2006, Series A, 6.13%, 8/01/29	1,000	1,072,030
	Southern California Public Power Authority, RB, Project No. 1,
	Series A, 5.00%, 11/01/29	250	251,568
	Temecula Public Financing Authority Community Facilities
	District No. 1-2, Special Tax, Refunding, Harveston,
	Sub-Series B, 5.10%, 9/01/36	500	372,085
	Temecula Valley Unified School District Community Facilities
	District, California, Special Tax, No. 2005-1, 5.00%, 9/01/36	565	441,282
			6,879,802
Connecticut - 2.5%	Connecticut State Health & Educational Facility Authority, RB,
	University Hartford, Series G (Radian), 5.25%, 7/01/36	1,000	971,920
	Mashantucket Western Pequot Tribe, RB, 2006 Sub-Series A,
	5.50%, 9/01/36 (c)	500	297,515
	Mashantucket Western Pequot Tribe, RB, Sub-Series B, 5.75%,
	9/01/18 (c)	575	333,672
	Mohegan Tribe of Indians of Connecticut, RB, Public
	Improvement, Priority Distribution, 6.25%, 1/01/31	605	464,458
			2,067,565
District of Columbia -	District of Columbia Tobacco Settlement Financing Corp.,
3.9%	RB, Asset Backed Bonds, 6.50%, 5/15/33	1,510	1,565,659
	Metropolitan Washington D.C. Airports Authority Dulles Toll Road
	Revenue, RB, First Senior Lien, Series A, 5.00%, 10/01/39	85	89,056
	Metropolitan Washington D.C. Airports Authority Dulles Toll Road
	Revenue, RB, First Senior Lien, Series A, 5.25%, 10/01/44	610	650,522
	Metropolitan Washington D.C. Airports Authority, RB, CAB, Second
	Senior Lien, Series B (AGC), 6.53%, 10/01/30 (d)	3,005	894,438
			3,199,675
Florida - 8.0%	Capital Region Community Development District, Florida, Special
	Assessment, Capital Improvement, Series A, 7.00%, 5/01/39	280	226,932
	Highland Meadows Community Development District, Special
	Assessment, Special Assessment, Series A, 5.50%, 5/01/36	490	214,007
	Hillsborough County, Florida, IDA, Hospital RB (Tampa
	General Hospital Project), 5.25%, 10/01/41	1,000	955,320
2

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Hillsborough County IDA, RB, National Gypsum, Series B, AMT,
	7.13%, 4/01/30	$ 1,250	$ 879,287
	Jacksonville Economic Development Commission, RB,
	Gerdau Ameristeel US Inc., AMT, 5.30%, 5/01/37	300	214,485
	Lee County IDA, Florida, RB, Series A, Lee Charter
	Foundation, 5.38%, 6/15/37	570	401,782
	Lee County IDA, Florida, RB, Shell Point, Alliance Obligation
	Group, 5.00%, 11/15/32	600	480,876
	Lee County IDA, Florida, Refunding RB, Shell Point, Alliance
	Community Project, 5.00%, 11/15/29	500	417,455
	Main Street Community Development District, Special
	Assessment, Series B, 6.90%, 5/01/17	155	135,473
	New River Community Development District, Special
	Assessment, Series B, 5.00%, 5/01/13 (a)(b)	500	223,015
	Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	500	274,045
	Sarasota County Health Facilities Authority, Refunding RB,
	Village On The Isle Project, 5.50%, 1/01/27	210	186,194
	Sarasota County Health Facilities Authority, Refunding RB,
	Village On The Isle Project, 5.50%, 1/01/32	190	149,154
	Sarasota County Public Hospitalital District, RB, Sarasota
	Memorial Hospital Project, Series A, 5.63%, 7/01/39	250	261,530
	Sumter Landing Community Development District, Florida, RB,
	Sub-Series B, 5.70%, 10/01/38	825	600,031
	Tolomato Community Development District, Special
	Assessment, 6.65%, 5/01/40	700	531,818
	Watergrass Community Development District, Special
	Assessment, Series A, 5.38%, 5/01/39	650	327,477
			6,478,881
Georgia - 2.8%	County of Clayton Georgia, TAN, Ellenwood Project, 7.50%,
	7/01/33	690	677,884
	Gainesville & Hall County Development Authority, RB, ACTS
	Retirement, Life Community, Series A-2, 6.63%, 11/15/39	220	235,473
	Richmond County Development Authority, RB, International Paper
	Co. Projects, Series A, AMT, 5.00%, 8/01/30	1,000	876,490
	Rockdale County Development Authority, RB, Visy Paper
	Project, Series A, AMT, 6.13%, 1/01/34	600	494,004
			2,283,851
Guam - 2.7%	Guam Government Waterworks Authority, RB, Water,
	6.00%, 7/01/25	235	237,247
	Guam Government Waterworks Authority, RB, Water,
	5.88%, 7/01/35	570	553,385
	Territory of Guam, GO, Series A, 5.75%, 11/15/14	75	78,929
	Territory of Guam, GO, Series A, 6.00%, 11/15/19	100	106,960
	Territory of Guam, GO, Series A, 6.75%, 11/15/29	150	163,424
3

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Territory of Guam, GO, Series A, 7.00%, 11/15/39	$ 160	$ 176,208
	Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	340	351,818
	Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	525	549,229
			2,217,200
Illinois - 3.3%	Chicago Board of Education, Illinois, GO, Build America
	Bonds Taxable, Series E, 6.14%, 12/01/39	1,500	1,668,600
	City of Chicago Illinois, Refunding RB, American Airlines,
	5.50%, 12/01/30	1,000	707,290
	Illinois Finance Authority, RB, MJH Education Assistance IV,
	Senior Series A, 5.13%, 6/01/35 (a)(b)	90	35,104
	Illinois Finance Authority, RB, Monarch Landing Inc.
	Facilities, Series A, 7.00%, 12/01/37	430	235,833
			2,646,827
Indiana - 2.3%	Indiana Finance Authority, RB, Refunding Duke Energy, Series C,
	4.95%, 10/01/40	350	350,931
	Indiana Health & Educational Facilities Financing Authority, RB,
	Community Foundation Northwest Indiana, 5.50%, 3/01/37	700	688,289
	Indiana Health Facility Financing Authority, Indiana, RB,
	Methodist Hospital Inc., 5.38%, 9/15/22	185	164,718
	Indiana Health Facility Financing Authority, Indiana, RB,
	Methodist Hospital Inc., 5.50%, 9/15/31	525	418,000
	Vigo County Hospital Authority, Indiana, RB, Union Hospital Inc.,
	5.70%, 9/01/37 (c)	155	124,677
	Vigo County Hospital Authority, Indiana, RB, Union Hospital Inc.,
	5.75%, 9/01/42 (c)	190	151,303
			1,897,918
Iowa - 0.5%	Iowa Finance Authority, Refunding RB, Development, Care
	Initiatives Project, Series A, 5.00%, 7/01/19	500	426,005
Kansas - 0.9%	City of Lenexa Kansas, RB, Refunding & Improvement,
	5.50%, 5/15/39	1,015	770,943
Louisiana - 1.2%	Louisiana Local Government Environmental Facilities &
	Community Development Authority, RB, Westlake Chemical Corp.
	Projects, 6.75%, 11/01/32	1,000	967,500
Maine - 0.9%	Town of Jay, Maine, Refunding RB, International Paper Co.
	Project, Series A, AMT, 4.90%, 11/01/17	750	733,140
Maryland - 1.9%	County of Howard Maryland, Refunding RB, Vantage House
	Facilities, Series A, 5.25%, 4/01/33	500	401,760
	Maryland Health & Higher Educational Facilities Authority, RB,
	Washington Christian Academy, 5.25%, 7/01/18	250	171,880
	Maryland State Energy Financing Administration, IDR,
	Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	1,000	1,000,400
			1,574,040
Massachusetts - 3.1%	Massachusetts Development Finance Agency, RB, Curry College,
	Series A (ACA), 5.25%, 3/01/26	390	377,481
4

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Massachusetts Development Finance Agency, RB, Linden
	Ponds Inc. Facilities, Series A, 5.75%, 11/15/35	$ 500	$ 405,165
	Massachusetts Development Finance Agency, Refunding RB,
	Dominion Energy Brayton 1, 5.75%, 12/01/42	800	861,440
	Massachusetts Port Authority, RB, Delta Air Lines Inc.
	Project, Series A, AMT (AMBAC), 5.50%, 1/01/19	600	486,012
	Massachusetts State Development Finance Agency,
	Refunding RB, Easter Nazarene College, 5.63%, 4/01/29	500	401,695
			2,531,793
Michigan - 2.2%	Advanced Technology Academy, RB, 6.00%, 11/01/37	275	231,688
	Garden City Hospital Finance Authority, Michigan,
	Refunding RB, Garden City Hospital Obligation, Series A,
	5.00%, 8/15/38	310	180,990
	Michigan State Hospital Finance Authority, Michigan, Refunding RB,
	Hospital, Sparrow Obligated, 5.00%, 11/15/31	265	259,088
	Royal Oak Hospital Finance Authority, Michigan, RB,
	William Beaumont Hospital, 8.25%, 9/01/39	915	1,082,646
			1,754,412
Missouri - 0.7%	City of Kansas City Missouri, TAN, Kansas City Missouri,
	MainCor Project, Series A, 5.25%, 3/01/18	600	589,572
Multi-State - 0.3%	MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (c)(e)	300	279,618
Nevada - 0.5%	County of Clark Nevada, RB, Nevada Power Co. Project,
	Series A, AMT, 5.60%, 10/01/30	415	402,060
	County of Clark Nevada, RB, Southwest Gas Corp. Project,
	Series A, AMT (FGIC), 4.75%, 9/01/36	20	17,650
			419,710
New Hampshire - 1.6%	New Hampshire Health & Education Facilities Authority, RB,
	Dartmouth-Hitchcock, 6.00%, 8/01/38	435	462,875
	New Hampshire Health & Education Facilities Authority, RB,
	Havenwood, Heritage Heights, Series A, 5.40%, 1/01/30	950	836,057
			1,298,932
New Jersey - 6.1%	Burlington County Bridge Commission, RB, The Evergreens
	Project, 5.63%, 1/01/38	750	612,307
	New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	1,140	1,127,449
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT,
	6.63%, 9/15/12	490	485,531
	New Jersey EDA, Refunding RB, Seabrook Village Inc.
	Facilities, 5.25%, 11/15/36	500	389,805
	New Jersey Educational Facilities Authority, Refunding RB,
	University Medical & Dentistry, Series B, 7.13%, 12/01/23	580	671,124
	New Jersey Health Care Facilities Financing Authority, RB,
	Pascack Valley Hospital Association, 6.63%, 7/01/36 (a)(b)	650	65
	New Jersey Health Care Facilities Financing Authority, RB,
	Saint Joseph's Healthcare System, 6.63%, 7/01/38	725	746,960
5

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	New Jersey Health Care Facilities Financing Authority, RB,
	South Jersey Hospital, 5.00%, 7/01/46	$ 925	$ 887,149
			4,920,390
New York - 2.0%	Genesee County Industrial Development Agency, New York, RB,
	United Memorial Medical Center Project, 5.00%, 12/01/32	500	377,295
	New York City Industrial Development Agency, RB, American
	Airlines, JFK International Airport, AMT, 8.00%, 8/01/28	235	244,877
	New York City Industrial Development Agency, RB, JetBlue
	Airways Corp. Project, AMT, 5.13%, 5/15/30	750	553,770
	New York Liberty Development Corp., RB, Goldman Sachs
	Headquarters, 5.25%, 10/01/35	400	409,752
	New York Liberty Development Corp., RB, National Sports
	Museum Project, Series A, 6.13%, 2/15/19 (a)(b)	1,000	100
			1,585,794
North Carolina - 2.5%	North Carolina Eastern Municipal Power Agency, North Carolina,
	RB, Series B, 5.00%, 1/01/26	380	398,331
	North Carolina Medical Care Commission, North Carolina, RB,
	Carolina Village Project, 6.00%, 4/01/38	1,000	827,540
	North Carolina Medical Care Commission, North Carolina, RB,
	First Mortgage, Deerfield, Series A, 6.00%, 11/01/33	800	797,928
			2,023,799
North Dakota - 0.3%	County of Ward North Dakota, RB, Trinity Obligated Group,
	5.13%, 7/01/29	250	233,913
Ohio - 1.6%	Buckeye Tobacco Settlement Financing Authority, RB,
	Asset-Backed, Senior, Turbo, Series A-2, 5.13%, 6/01/24	630	594,859
	Buckeye Tobacco Settlement Financing Authority, RB,
	Asset-Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	760	676,058
			1,270,917
Pennsylvania - 3.2%	Allegheny County Hospital Development Authority, RB,
	Health System, West Penn, Series A, 5.38%, 11/15/40	735	572,212
	New Morgan IDA, Pennsylvania, RB, New Morgan Landfill Co.
	Inc. Project, AMT, 6.50%, 4/01/19	515	515,098
	Pennsylvania at Higher Educational Facilities, 5.88%, 11/15/21	1,120	916,944
	Pennsylvania Higher Educational Facilities Authority, RB,
	Allegheny Delaware Valley Obligation, Series A (MBIA),
	5.88%, 11/15/16	585	565,326
			2,569,580
Puerto Rico - 1.1%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
	6.50%, 8/01/44	750	851,490
Rhode Island - 1.1%	Rhode Island Housing & Mortgage Finance Corp., Rhode
	Island, RB, Homeownership Opportunity, Series 53-B, AMT,
	5.00%, 10/01/46	1,000	888,350
South Carolina - 1.9%	City of Myrtle Beach South Carolina, TAN, Myrtle Beach Air
	Force Base, Series A, 5.25%, 11/01/26	500	360,565
6

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Connector 2000 Association Inc., RB, CAB, Senior, Series B,
	8.68%, 1/01/15 (d)	$ 1,000	$ 289,740
	South Carolina Jobs EDA, Refunding RB, First Mortgage,
	Lutheran Homes, 5.50%, 5/01/28	600	515,526
	South Carolina Jobs EDA, Refunding RB, Palmetto Health,
	5.50%, 8/01/26	290	297,961
	South Carolina Jobs EDA, Refunding RB, Palmetto Health,
	5.75%, 8/01/39	115	117,239
			1,581,031
South Dakota - 0.4%	South Dakota Health & Educational Facilities Authority,
	South Dakota, RB, Sanford Health, 5.50%, 11/01/40	335	347,589
Tennessee - 1.5%	Tennessee Energy Acquisition Corp., Tennessee, RB, Series A,
	5.25%, 9/01/26	1,250	1,236,138
Texas - 7.6%	Brazos River Authority, Refunding RB, TXU Electric Co.
	Project, Series C, AMT, 5.75%, 5/01/36	540	475,200
	Brazos River Authority, Refunding RB, TXU Electric, Series A,
	AMT, 8.25%, 10/01/30	750	468,742
	City of Houston Texas, RB, Special Facilities, Continental,
	Series E, AMT, 6.75%, 7/01/21	630	618,912
	City of Houston Texas, RB, Special Facilities, Continental,
	Series E, AMT, 7.38%, 7/01/22	500	504,915
	Dallas-Fort Worth International Airport Facilities Improvement
	Corp., Refunding RB, American Airlines Inc., AMT, 5.50%,
	11/01/30	1,000	682,130
	Danbury Higher Education Authority Inc., RB, AW Brown
	Fellowship Charter, Series A (ACA), 5.00%, 8/15/26	355	295,151
	Houston Texas Airport Systems, Refunding ARB, Senior Lien,
	Series A, 5.50%, 7/01/39	220	236,249
	Matagorda County Navigation District No. 1, Texas, Refunding RB,
	Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	290	319,693
	North Texas Tollway Authority, Refunding RB, Second Tier,
	Series F, 6.13%, 1/01/31	1,150	1,223,071
	Texas State Public Finance Authority, RB, Kipp Inc.
	Education, Series A (ACA), 5.00%, 2/15/28	680	554,472
	Texas State Public Finance Authority, RB, Kipp Inc.
	Education, Series A (ACA), 5.00%, 2/15/36	1,000	760,750
			6,139,285
Virginia - 4.8%	Albemarle County IDA, Refunding RB, Westminster,
	Canterbury, 5.00%, 1/01/31	900	740,169
	Chesterfield County EDA, Refunding RB, Virginia Electric &
	Power, Series A, 5.00%, 5/01/23	1,000	1,064,190
	Fairfax County EDA, RB, Goodwin House Inc., 5.13%,
	10/01/42	300	256,773
7

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Fairfax County EDA, Refunding RB, Retirement,
	Greenspring, Series A, 4.88%, 10/01/36	$ 500	$ 415,965
	Henrico County EDA, Virginia, Refunding RB, Mortgage,
	Westminster Canterbury, 5.00%, 10/01/27	450	402,237
	Lexington IDA, RB, Mortgage, Kendal at Lexington, Series A, 5.38%,
	1/01/28	210	178,603
	Tobacco Settlement Financing Corp., Virginia, RB, Senior,
	Series B-1, 5.00%, 6/01/47	130	101,791
	Watkins Centre Community Development Authority, RB,
	5.40%, 3/01/20	750	718,830
			3,878,558
West Virginia - 0.9%	West Virginia Hospital Finance Authority, West Virginia,
	Refunding RB, Series A, 5.63%, 9/01/32	750	769,748
Wisconsin - 0.3%	Wisconsin Health & Educational Facilities Authority, RB,
	Saint John's Communities, Inc., Series A, 7.25%, 9/15/29	75	74,645
	Wisconsin Health & Educational Facilities Authority, RB,
	Saint John's Communities, Inc., Series A, 7.63%, 9/15/39	145	152,283
			226,928
Wyoming - 1.7%	County of Sweetwater, Wyoming, Refunding RB, Idaho
	Power Co. Project, 5.25%, 7/15/26	445	480,173
	Wyoming Municipal Power Agency, Wyoming, RB, Series A, 5.38%,
	1/01/42	900	928,665
			1,408,838
	Total Municipal Bonds - 92.2%		74,934,751
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (f)
California - 0.7%	Bay Area Toll Authority, Refunding RB, San Francisco Bay Area,
	Series F1, 5.63%, 4/01/44	480	541,731
District of Columbia -	District of Columbia Water & Sewer Authority, RB, Series A,
1.4%	6.00%, 10/01/35	950	1,111,408
Ohio - 2.6%	State of Ohio, Refunding RB, Cleveland Clinic Health, Series A, 5.50%,
	1/01/39	2,000	2,126,500
South Carolina - 2.5%	South Carolina State Housing Finance & Development Authority,
	Refunding RB, Series B-1, 5.55%, 7/01/39	1,999	2,065,861
Virginia - 2.6%	Virginia HDA, RB, Sub-Series H-1 (MBIA), 5.38%, 7/01/36	2,110	2,134,244
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 9.8%		7,979,744
	Total Long-Term Investments
	(Cost - $88,625,636) - 102.0%		82,914,495
	Short-Term Securities	Shares
	FFI Institutional Tax-Exempt Fund, 0.32% (g)(h)	2,600,000	2,600,000
	Total Short-Term Securities
	(Cost - $2,600,000) - 3.2%		2,600,000
8

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Value
Total Investments (Cost - $91,225,636*) - 105.2%		$ 85,514,495
Liabilities in Excess of Other Assets - (0.6)%		(498,286)
Liabilities for Trust Certificates, Including Interest
Expense and Fees Payable - (4.6)%		(3,771,703)
Net Assets - 100.0%		$ 81,244,506
* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 87,430,487
Gross unrealized appreciation	$ 3,785,177
Gross unrealized depreciation	(9,470,655)
Net unrealized depreciation	$ (5,685,478)
(a) Issuer filed for bankruptcy and/or is in default of interest payments.
(b) Non-income producing security.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d) Represents a zero coupon bond. Rate shown reflects the current yield as of report date.
(e) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:
Affiliate	Net Activity	Income
FFI Institutional Tax-Exempt Fund	1,099,497	$ 1,276
(h) Represent the current yield as of report date.
9

BlackRock Municipal Bond Fund, Inc. - BlackRock High Yield Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund's investments:
Investments in
Valuation Inputs		Securities
Assets
Level 1	- Short-Term Securities	$ 2,600,000
Level [2]	- Long-Term Investments[1]	82,914,495
Level 3		-
Total		$ 85,514,495
[1] See above Schedule of Investments for values in each state or political classification.
10

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments September 30, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
			Par
State	Municipal Bonds		(000)	Value
Alabama - 2.2%	Birmingham Alabama Special Care Facilities Financing Authority, RB,
	Health Care Facilities, Children's Hospital (AGC), 6.00%, 6/01/39 $ 1,350			$ 1,472,512
	Lauderdale County & Florence Health Care Authority, Alabama, RB,
	Coffee Health Group, Series A (MBIA), 6.00%, 7/01/29		9,395	9,419,897
	University of Alabama, RB, General, Birmingham (FGIC),
	6.00%, 10/01/09 (a)		7,000	7,001,050
				17,893,459
Alaska - 1.0%	Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional
	Center (AGC), 6.00%, 9/01/28		2,000	2,380,800
	Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional
	Center (AGC), 6.00%, 9/01/32		5,000	5,838,750
				8,219,550
California - 17.0%	Antelope Valley Community College District, GO, Election of 2004,
	Series B (MBIA), 5.25%, 8/01/39		1,050	1,120,014
	Arcadia Unified School District, California, GO, CAB, Election of 2006,
	Series A (FSA), 4.96%, 8/01/39 (b)		2,800	508,088
	Cabrillo Community College District, California, GO, CAB,
	Election of 2004, Series B (MBIA), 5.19%, 8/01/37 (b)		4,100	787,446
	California Health Facilities Financing Authority, RB, Saint Joseph Health
	System, Series A, 5.75%, 7/01/39		1,000	1,050,160
	City of San Jose California, GO, Libraries, Parks, Public Safety Project
	(MBIA), 5.00%, 9/01/30		3,700	3,839,675
	City of San Jose California, RB, Series A, AMT (AMBAC),
	5.50%, 3/01/32		6,285	6,450,107
	Coast Community College District, California, GO, CAB,
	Election of 2002, Series C (FSA), 5.58%, 8/01/13 (c)		6,475	5,494,232
	Coast Community College District, California, GO, CAB,
	Election of 2002, Series C (FSA), 5.40%, 8/01/36 (b)		5,800	1,276,812
	Fresno Unified School District, California, GO, Election of 2001,
	Series D (MBIA), 5.00%, 8/01/27		5,170	5,430,982
	Fresno Unified School District, California, GO, Election of 2001,
	Series E (FSA), 5.00%, 8/01/30		1,500	1,572,405
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
CAB	Capital Appreciation Bonds	MBIA	Municipal Bond Investors Assurance (National Public Finance
COP	Certificates of Participation		Guaranty Corp.)
EDA	Economic Development Authority	PSF-GTD	Permanent School Fund Guaranteed
EDC	Economic Development Corp.	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	S/F	Single-Family
FSA	Financial Security Assurance Inc.	TAN	Tax Anticipation Notes
GO	General Obligation Bonds
1

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Hesperia Public Financing Authority, California, TAN, Redevelopment &
	Housing Projects, Series A (Syncora), 5.50%, 9/01/27	$ 10,000	$ 9,614,100
	Los Angeles Municipal Improvement Corp., RB, Series B-1 (MBIA),
	4.75%, 8/01/37	12,300	11,857,692
	Modesto Schools Infrastructure Financing Agency, Special Tax (AMBAC),
	5.50%, 9/01/36	8,965	8,335,747
	Mount Diablo Unified School District, California, GO, Election of 2002
	(MBIA), 5.00%, 7/01/27	12,040	12,391,448
	Orange County Sanitation District, COP, Series B (FSA), 5.00%, 2/01/31	1,380	1,464,208
	Palm Springs Financing Authority, RB, Convention Center Project,
	Series A (MBIA), 5.50%, 11/01/35	6,190	6,339,117
	Ramona Unified School District, California, COP, Refunding, CAB (MBIA),
	5.13%, 5/01/32 (c)	10,500	9,390,255
	Rialto Unified School District, California, GO, CAB, Series A (MBIA), 6.24%,
	6/01/25 (b)	11,685	5,101,204
	Roseville Joint Union High School District, California, GO, Election of
	2004, Series A (MBIA), 5.00%, 8/01/29	5,000	5,226,550
	Sacramento City Unified School District, California, GO, Election of 1999,
	Series B (MBIA), 5.00%, 7/01/26	5,075	5,213,547
	San Diego Community College District, California, GO, Election of 2002
	(FSA), 5.00%, 5/01/30	2,685	2,818,122
	San Diego County Water Authority, COP, Series 2008 A, COP (FSA), 5.00%,
	5/01/33	4,500	4,678,110
	San Jose Unified School District, Santa Clara County California, GO,
	Election of 2002, Series B (MBIA), 5.00%, 8/01/29	3,650	3,845,895
	Tahoe-Truckee Unified School District, California, GO, School Facilities
	Improvement 2, Election of 2002, Series A (MBIA), 5.25%, 8/01/29	2,535	2,637,363
	Tustin Unified School District, California, Special Tax, Senior Lien,
	Community Facilities District 97, Series A (FSA), 5.00%, 9/01/32	7,980	8,070,334
	Tustin Unified School District, California, Special Tax, Senior Lien,
	Community Facilities District 97, Series A (FSA), 5.00%, 9/01/38	3,230	3,249,025
	University of California, RB, Series O, 5.75%, 5/15/34	1,450	1,683,696
	Washington Unified School District-Yolo County, California, COP, New
	High School Project (AMBAC), 5.13%, 8/01/37	10,000	9,661,400
			139,107,734
Colorado - 2.5%	City of Aurora Colorado, COP (AMBAC), 6.00%, 12/01/10 (a)	19,250	20,488,160
Florida - 6.7%	Collier County School Board, COP (FSA), 5.00%, 2/15/23	2,000	2,109,740
	County of Broward Florida, RB, Series A, 5.25%, 10/01/34	1,450	1,547,469
	County of Duval Florida, COP, Master Lease Program (FSA),
	5.00%, 7/01/33	7,050	7,259,456
	County of Miami-Dade Florida, GO, Building Better Community Program,
	Series B-1, 5.75%, 7/01/33	2,400	2,649,600
	County of Miami-Dade Florida, RB, Jackson Health System (AGC),
	5.75%, 6/01/39	5,360	5,752,406
	County of Miami-Dade Florida, RB, Miami International Airport, AMT
	(Syncora), 5.00%, 10/01/40	9,980	9,865,230
2

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	County of Miami-Dade Florida, RB, Miami International Airport,
	Series A, AMT (AGC), 5.50%, 10/01/26	$ 7,000	$ 7,344,330
	County of Miami-Dade Florida, RB, Miami International Airport,
	Series A, AMT (AGC), 5.50%, 10/01/27	5,495	5,757,112
	Hillsborough County Aviation Authority, Florida, RB, Series A, AMT (AGC),
	5.38%, 10/01/33	5,000	5,145,550
	Miami-Dade County School Board, Florida, COP, Series B (AGC),
	5.25%, 5/01/31	2,500	2,648,650
	Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital
	Project, Series A, 5.63%, 7/01/39	500	523,060
	South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	3,500	3,799,110
	West Coast Regional Water Supply Authority, RB (AMBAC),
	10.40%, 10/01/10 (a)	850	891,599
			55,293,312
Georgia - 4.3%	Municipal Electric Authority of Georgia, RB, 2005, Series Y (AMBAC),
	6.40%, 1/01/11 (a)	90	96,528
	Municipal Electric Authority of Georgia, RB, 2005, Series Y (AMBAC),
	6.40%, 1/01/13	8,420	9,250,380
	Municipal Electric Authority of Georgia, RB, Series EE (AMBAC), 7.00%,
	1/01/25	20,000	25,705,400
	Municipal Electric Authority of Georgia, RB, Series Y (AMBAC), 6.40%,
	1/01/13 (d)	490	541,680
			35,593,988
Illinois - 3.0%	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2, AMT
	(MBIA), 6.00%, 1/01/27	17,690	18,154,362
	City of Chicago Illinois, RB, Series A, 5.50%, 1/01/38	3,000	3,349,200
	Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	3,125	3,486,406
			24,989,968
Indiana - 0.1%	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency
	Series B, 5.75%, 1/01/34	700	732,368
Iowa - 0.2%	Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	1,600	1,702,752
Louisiana - 0.8%	State of Louisiana, RB, Series A (FSA), 5.00%, 5/01/31	6,585	6,947,109
Maryland - 1.9%	Maryland Community Development Administration, RB, Residential, Series
	A, AMT, 5.75%, 9/01/39	9,770	10,025,681
	Maryland Health & Higher Educational Facilities Authority, RB, University
	of Maryland Medical System, Series B (MBIA),
	7.00%, 7/01/22	4,400	5,204,540
			15,230,221
Massachusetts - 3.5%	Massachusetts HFA, Massachusetts, RB, Rental Housing, Series A, AMT
	(FSA), 5.15%, 7/01/26	5,000	5,067,650
	Massachusetts HFA, Massachusetts, RB, Rental, Mortgage, Series C, AMT
	(FSA), 5.60%, 1/01/45	4,000	4,027,960
	Massachusetts Housing Finance Agency, Massachusetts, RB, S/F Housing,
	Series 128, AMT (FSA), 4.80%, 12/01/27	2,845	2,784,060
3

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Massachusetts Housing Finance Agency, Massachusetts, RB, S/F Housing,
	Series 128, AMT (FSA), 4.88%, 12/01/38	$ 6,895	$ 6,550,043
	Massachusetts School Building Authority, RB, Series A (FSA),
	5.00%, 8/15/30	7,000	7,457,240
	Massachusetts State Water Resource Authority, Refunding RB, General,
	Series A (MBIA), 5.00%, 8/01/34	2,800	2,998,296
			28,885,249
Michigan - 2.9%	City of Detroit Michigan, RB, Second Lien, Series B (FSA),
	6.25%, 7/01/36	675	746,024
	City of Detroit Michigan, RB, Second Lien, Series B (FSA),
	7.00%, 7/01/36	350	429,307
	City of Detroit Michigan, RB, Second Lien, Series E (FGIC),
	5.75%, 7/01/31	4,000	4,477,880
	City of Detroit Michigan, RB, Senior Lien, Series A (MBIA),
	5.00%, 7/01/30	1,500	1,505,625
	City of Detroit Michigan, RB, System, Second Lien, Series B (MBIA), 5.00%,
	7/01/36	5,000	4,891,350
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project,
	Series A, AMT (Syncora), 5.50%, 6/01/30	11,845	11,558,469
			23,608,655
Minnesota - 1.8%	Delano ISD No. 879, Minnesota, GO, Series A (FSA), 5.88%, 2/01/25	5,860	6,225,430
	Sauk Rapids ISD No. 47, Minnesota, GO, Series A (MBIA),
	5.65%, 2/01/20	3,735	3,956,784
	Sauk Rapids ISD No. 47, Minnesota, GO, Series A (MBIA),
	5.70%, 2/01/21	4,440	4,706,578
			14,888,792
Mississippi - 1.5%	Harrison County Wastewater Management District, Refunding RB,
	Wastewater Treatment Facilities, Series A (FGIC), 8.50%, 2/01/13 (d)	1,320	1,632,734
	Mississippi Hospital Equipment & Facilities Authority, RB, Forrest County
	General Hospital Project (FSA), 6.00%, 1/01/11 (a)	10,000	10,748,400
			12,381,134
Nevada - 1.2%	City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center,
	6.00%, 4/01/34	1,450	1,633,396
	Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	3,125	3,535,844
	County of Clark Nevada, RB, Southwest Gas Corp. Project,
	Series A, AMT (FGIC), 4.75%, 9/01/36	25	22,062
	County of Clark Nevada, RB, Southwest Gas Corp. Project,
	Series D, AMT (MBIA), 5.25%, 3/01/38	2,200	2,058,430
	County of Clark, Nevada, RB, System Sub Lien, Series C (FSA),
	5.00%, 7/01/26	2,600	2,767,024
			10,016,756
New Jersey - 7.9%	Cape May County Industrial Pollution Control Financing Authority,
	Refunding RB, Atlantic City Electric Co., Series A (MBIA),
	6.80%, 3/01/21	6,810	8,497,790
4

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Garden State Preservation Trust, RB, 2005 Series A (FSA),
	5.80%, 11/01/21	$ 3,125	$ 3,776,750
	Garden State Preservation Trust, RB, 2005 Series A (FSA),
	5.80%, 11/01/22	8,310	10,039,643
	Garden State Preservation Trust, RB, 2005 Series A (FSA),
	5.80%, 11/01/23	4,340	5,227,053
	New Jersey EDA, RB, Motor Vehicle Surcharge, Series A (MBIA),
	5.25%, 7/01/33	27,900	28,700,172
	New Jersey EDA, Refunding RB, School Facilities Construction,
	Series N-1 (MBIA), 5.50%, 9/01/28	1,400	1,617,938
	New Jersey State Housing & Mortgage Finance Agency, RB,
	Series AA, 6.38%, 10/01/28	1,970	2,203,051
	New Jersey Transportation Trust Fund Authority, New Jersey, RB,
	Transportation System, Series A, 5.88%, 12/15/38	4,255	4,756,409
			64,818,806
New Mexico - 0.7%	New Mexico Finance Authority, RB, Senior Lien, Series A (MBIA),
	5.13%, 6/15/18	5,000	5,649,850
New York - 9.1%	City of New York New York, GO, Series C (Syncora), 5.63%, 3/15/18	5	5,400
	City of Niagara Falls New York, GO, Public Improvement (MBIA),
	6.90%, 3/01/24	5	5,006
	New York City Municipal Water Finance Authority, RB, Fiscal 2009,
	Series A, 5.75%, 6/15/40	700	802,312
	New York State Thruway Authority, RB, Series G (FSA),
	5.00%, 1/01/32	16,830	17,598,121
	New York State Urban Development Corp., RB, State Personal Income
	Tax, State Facilities, Series A-1 (MBIA), 5.25%, 3/15/34	9,900	10,441,926
	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
	5.00%, 10/15/32	15,650	16,481,954
	Sales Tax Asset Receivable Corp., RB, Series A (MBIA),
	5.00%, 10/15/20	12,555	14,243,020
	Tobacco Settlement Financing Corp., New York, RB, Asset Backed,
	Series A-4 (AMBAC), 5.25%, 6/01/22	13,850	14,720,888
			74,298,627
North Carolina - 0.4%	North Carolina HFA, North Carolina, RB, Home Ownership, Series 14,
	Series A, AMT (AMBAC), 5.35%, 1/01/22	2,880	2,913,811
North Dakota - 0.3%	North Dakota State HFA, North Dakota, RB, Housing Finance Program,
	Series C, AMT (AMBAC), 5.30%, 7/01/22	2,135	2,139,804
Oregon - 2.0%	Oregon State Department of Administrative Services, Oregon, COP, Series
	A (AMBAC), 6.25%, 5/01/10 (a)	8,700	9,082,800
	Oregon State Housing & Community Services Department, RB, S/F
	Mortgage Program, Series G, AMT, 5.50%, 1/01/38	3,095	3,149,967
	Port of Portland Oregon, RB, International Airport, Series 7-B, AMT
	(MBIA), 7.10%, 1/01/12 (a)	3,865	4,369,112
			16,601,879
5

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Pennsylvania - 1.6%	City of Philadelphia Pennsylvania, RB, Twelfth Series B (MBIA),
	7.00%, 5/15/20 (d)	$ 4,985	$ 6,259,166
	Philadelphia Redevelopment Authority, RB, Neighborhood
	Transformation, Series A (MBIA), 5.50%, 4/15/20	3,930	4,080,401
	Philadelphia School District, GO, Series E, 6.00%, 9/01/38	2,300	2,563,580
			12,903,147
Puerto Rico - 1.2%	Puerto Rico Sales Tax Financing Corp., RB, CAB,
	Series A (MBIA), 5.72%, 8/01/41 (b)	11,000	1,903,880
	Puerto Rico Sales Tax Financing Corp., RB, First
	Sub-Series A, 6.38%, 8/01/39	7,100	8,015,545
			9,919,425
Rhode Island - 0.9%	Rhode Island EDC, RB, Series B (FGIC), 6.00%, 7/01/10 (a)	6,815	7,159,839
South Carolina - 0.3%	South Carolina State Public Service Authority, RB, Santee Cooper,
	Series A, 5.50%, 1/01/38	2,300	2,587,201
Texas - 9.9%	City of Houston Texas, COP, Series J (AMBAC), 6.25%, 12/15/13	3,500	3,897,880
	City of Houston Texas, Refunding RB, Combined, First Lien,
	Series A (AGC), 6.00%, 11/15/35	3,650	4,316,271
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB,
	Joint, Series A, AMT (MBIA), 6.00%, 11/01/28	25,950	25,972,576
	Dallas-Fort Worth International Airport Facilities Improvement Corp., RB,
	Joint, Series A, AMT (MBIA), 5.50%, 11/01/33	2,000	2,038,660
	Lewisville ISD, Texas, GO, CAB, Refunding, School Building (MBIA), 4.67%,
	8/15/24 (b)	8,110	4,101,795
	Mansfield ISD, Texas, GO, School Building, 5.00%, 2/15/33	3,000	3,207,630
	North Texas Tollway Authority, Refunding RB, CAB, System, First Tier,
	Series I (AGC), 6.30%, 1/01/15 (c)	10,000	7,753,500
	North Texas Tollway Authority, Refunding RB, First Tier,
	Series A, 6.00%, 1/01/28	1,000	1,110,820
	North Texas Tollway Authority, Refunding RB, System, First
	Tier (MBIA), 5.75%, 1/01/40	7,700	8,236,305
	North Texas Tollway Authority, Refunding RB, System, First Tier,
	Series A (AMBAC), 5.63%, 1/01/33	2,040	2,176,313
	North Texas Tollway Authority, Refunding RB, System, First Tier,
	Series B (MBIA), 5.75%, 1/01/40	9,870	10,557,445
	State of Texas, GO, Water Financial Assistance, 5.75%, 8/01/31	3,000	3,143,970
	Texas Department of Housing & Community Affairs, RB, Mortgage,
	Series A, AMT (MBIA), 5.45%, 9/01/23	1,985	2,016,323
	Texas Department of Housing & Community Affairs, RB, Mortgage,
	Series A, AMT (MBIA), 5.50%, 3/01/26	2,555	2,585,967
			81,115,455
Utah - 1.6%	Utah Transit Authority, Utah, RB, Series A (FSA), 5.00%, 6/15/36	4,000	4,297,560
	Utah Transit Authority, Utah, Refunding RB, CAB, Sub-Series A (MBIA),
	5.29%, 6/15/36 (b)	11,930	2,670,173
	Utah Water Finance Agency, Utah, RB, Pooled Loan Financing Program,
	Series A (AMBAC), 5.75%, 10/01/15	2,515	2,618,492
6

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Utah Water Finance Agency, Utah, RB, Pooled Loan Financing Program,
	Series A (AMBAC), 6.00%, 10/01/20	$ 3,770	$ 3,901,686
			13,487,911
Vermont - 0.2%	Vermont HFA, Vermont, RB, Multiple Purpose, Series C, AMT (FSA), 5.50%,
	11/01/38	1,280	1,299,750
Virginia - 0.1%	Fairfax County IDA, Virginia, RB, Health Care, Inova Health System, Series
	A, 5.50%, 5/15/35	600	649,830
Washington - 0.8%	Chelan County Public Utility District No. 1, RB, Chelan Hydro System,
	Series A, AMT (AMBAC), 5.45%, 7/01/37	6,485	6,495,895
Wisconsin - 1.8%	City of Superior Wisconsin, Refunding RB, Midwest Energy Resource,
	Series E (MBIA), 6.90%, 8/01/21	9,000	11,731,500
	Wisconsin Housing & Economic Development Authority, Wisconsin, RB,
	Series E, AMT, 5.50%, 9/01/38	3,370	3,426,110
			15,157,610
	Total Municipal Bonds - 89.4%		733,178,047
	Municipal Bonds Transferred to Tender Option Bond Trusts (e)
California - 1.3%	Sequoia Union High School District, California, GO, Refunding, Election
	Series B (FSA), 5.50%, 7/01/35	10,055	10,864,628
District of	Metropolitan Washington Airports Authority, RB, Series B, AMT (FSA),
Columbia - 1.2%	5.00%, 10/01/36	10,000	10,117,842
Florida - 3.4%	Broward County School Board, Florida, COP, Series A (FSA),
	5.25%, 7/01/33	10,000	10,551,800
	City of Tallahassee, Florida, RB (MBIA), 5.00%, 10/01/37	10,000	10,373,700
	Jacksonville Electric Authority, Florida Electric System, RB,
	Sub-Series A, 5.63%, 10/01/32	6,300	6,856,479
			27,781,979
Massachusetts - 2.0%	Massachusetts School Building Authority, RB, Series A (FSA),
	5.00%, 8/15/30	15,000	15,979,800
New Jersey - 1.7%	New Jersey State Turnpike Authority, RB, Series C (FSA),
	5.00%, 1/01/30	13,500	14,283,810
New York - 2.2%	New York State Dormitory Authority, RB, Education, Series B,
	5.75%, 3/15/36	2,010	2,324,123
	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC),
	5.25%, 10/15/27	13,931	15,594,928
			17,919,051
Ohio - 0.1%	State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	1,000	1,068,680
Texas - 1.3%	Cypress Fairbanks Independent School District, GO, Refunding
	Schoolhouse (PSF-GTD), 5.00%, 2/15/32	10,000	10,705,300
Virginia - 0.7%	City of Chicago, Illinois, Refunding RB, Second Lien (FSA),
	5.25%, 11/01/33	5,000	5,448,200
Washington - 1.3%	State of Washington, GO, Series D (FSA), 5.00%, 1/01/28	10,000	10,678,900
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 15.2%		124,848,190
7

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments September 30, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
Mutual Funds				Shares	Value
BlackRock Insured Municipal Term Trust, Inc. (f)				204,800 $	2,125,824
Total Mutual Funds - 0.3%					2,125,824
Total Long-Term Investments (Cost - $823,458,651) - 104.9%					860,152,061
Short-Term Securities
FFI Institutional Tax-Exempt Fund, 0.20% (f)(g)				12,716,723	12,716,723
Total Short-Term Securities
(Cost - $12,716,723) - 1.5%					12,716,723
Total Investments (Cost - $836,175,374*) - 106.4%					872,868,784
Other Assets Less Liabilities - 0.6%					4,775,491
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (7.0)%					(57,326,248)
Net Assets - 100.0%				$ 820,318,027
* The cost and unrealized appreciation (depreciation) of investments as of September 30,
2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 779,650,332
Gross unrealized appreciation	$ 48,257,132
Gross unrealized depreciation		(12,274,945)
Net unrealized appreciation	$ 35,982,187
(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(d) Security is collateralized by Municipal or US Treasury Obligations.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
	Purchase	Sale	Realized
Affiliate	Cost	Cost	Gain (Loss)	Income
BlackRock California Insured
Municipal 2008 Term Trust, Inc.	-	-	-	$ 4,057
BlackRock Insured Municipal 2008
Term Trust, Inc.	-	-	-	$ 4,290
BlackRock Insured Municipal Term
Trust, Inc.	-	-	-	$ 24,918
FFI Institutional Tax-Exempt
Fund	-	$ 18,210,708[1]	-	$ 18,090
[1] Represents net sale cost.
(g) Represents the current yield as of report date.
8

BlackRock Municipal Bond Fund, Inc. - BlackRock Municipal Insured Fund
Schedule of Investments September 30, 2009 (Unaudited)
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund's investments:
Investment in
Valuation Inputs	Securities
Assets
Level 1:
Long-Term Investments:
Mutual Funds	$ 2,125,824
Short-Term Securities	12,716,723
Total Level 1	14,842,547
Level 2 - Long-Term Investments[1]	858,026,237
Level 3	-
Total	$ 872,868,784
[1] See above Schedule of Investments for values in each state or political classification, excluding security types in Level 1 within the table.
9

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
			Par
State	Municipal Bonds		(000)	Value
Alabama - 0.5%	Alabama Incentives Financing Authority, Alabama, RB, Series A
	(AMBAC), 6.00%, 10/01/29		$ 3,820	$ 3,905,797
	Jefferson County Public Building Authority, RB (AMBAC), 5.13%,
	4/01/21		3,525	2,012,986
	Mobile Industrial Development Board, RB, International Paper
	Co. Project, Series A, AMT, 6.35%, 5/15/16		500	505,675
	Selma Industrial Development Board, Alabama, Refunding RB,
	International Paper Co. Project, Series A, AMT, 6.70%, 2/01/18		2,500	2,534,800
	Tuscaloosa Special Care Facilities Financing Authority, RB,
	Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)		3,400	1,451,766
				10,411,024
Arizona - 1.4%	Arizona Health Facilities Authority, Arizona, RB, Catholic
	Healthcare West, Series A, 6.63%, 7/01/20		4,000	4,207,000
	Maricopa County & Phoenix Industrial Development Authorities, RB,
	S/F, Series A-2, AMT (GNMA), 5.80%, 7/01/40		5,545	5,783,269
	Maricopa County IDA, Arizona, RB, Arizona Charter Schools
	Project 1, Series A, 6.75%, 7/01/29		3,100	2,152,361
	Peoria Improvement District No. 8401, Arizona, Special
	Assessment, No. 8801, 7.30%, 1/01/11		395	405,092
	Peoria Improvement District No. 8401, Arizona, Special
	Assessment, No. 8802, 7.20%, 1/01/10		430	436,536
	Peoria Improvement District No. 8401, Arizona, Special
	Assessment, No. 8802, 7.20%, 1/01/13		510	522,903
	Phoenix IDA, Arizona, Refunding RB, America West Airlines Inc.,
	AMT, 6.30%, 4/01/23		3,685	2,474,920
	Pima County IDA, RB, Tucson Electric Power, Series A, 6.38%,
	9/01/29		3,785	3,873,758
	Pinal County IDA, Arizona, RB, San Manuel Facilities Project,
	AMT, 6.25%, 6/01/26		500	428,325
	Prescott Valley Improvement District, Arizona, Special
	Assessment, Sewer Collection System Roadway Repair,
	7.90%, 1/01/12		250	258,925
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Fund’s Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
ACA	American Capital Access Corp.	GAN	Grant Anticipation Notes
AGC	Assured Guaranty Corp.	GNMA	Government National Mortgage Association
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	HDA	Housing Development Authority
BAN	Bond Anticipation Notes	HFA	Housing Finance Agency
CIFG	CDC IXIS Financial Guaranty	IDA	Industrial Development Authority
COP	Certificates of Participation	MBIA	Municipal Bond Investors Assurance
EDA	Economic Development Authority		(National Public Finance Guaranty Corp.)
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
FHA	Federal Housing Administration	S/F	Single-Family
FHLMC	Federal Home Loan Mortgage Corp.	TAN	Tax Anticipation Notes
FNMA	Federal National Mortgage Association	TECP	Tax-Exempt Commercial Paper
FSA	Financial Security Assurance Inc.	VRDN	Variable Rate Demand Notes
	1

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Tucson IDA, RB, Christian Care Project, Series A (Radian), 6.13%,
	7/01/10 (c)	$ 3,515	$ 3,684,845
	Vistancia Community Facilities District, Arizona, GO, 6.75%,
	7/15/22	3,000	3,078,360
	Vistancia Community Facilities District, Arizona, GO, 5.75%,
	7/15/24	2,125	2,101,880
			29,408,174
Arkansas - 0.0%	City of Pine Bluff Arkansas, Refunding RB, International Paper
	Co. Project, Series A, AMT, 6.70%, 8/01/20	500	506,780
	University of Central Arkansas, RB, Housing System (FSA), 6.50%,
	1/01/10 (c)	250	258,875
			765,655
California - 16.6%	Agua Caliente Band of Cahuilla Indians, RB, 6.00%, 7/01/18	2,500	2,286,100
	California Health Facilities Financing Authority, California, RB,
	Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,305	5,659,427
	California Health Facilities Financing Authority, California, RB,
	Sutter Health, Series A, 6.25%, 8/15/35	2,500	2,548,050
	California Pollution Control Financing Authority, RB, Waste
	Management Inc. Project, Series A-2, AMT, 5.40%, 4/01/25	9,500	9,421,245
	California Rural Home Mortgage Finance Authority, California,
	RB, Mortgage Backed Securities Program, Series A-2, AMT
	(GNMA), 7.00%, 9/01/29	30	30,432
	California Statewide Communities Development Authority, RB,
	Catholic Healthcare West, Series B, 5.50%, 7/01/30	3,000	3,140,310
	California Statewide Communities Development Authority, RB,
	Health Facilities, Memorial Health Services, Series A, 6.00%,
	10/01/23	9,880	10,342,285
	Chula Vista Community Facilities District, California, Special
	Tax, No. 06-1, Eastlake Woods, Area A, 6.15%, 9/01/26	2,965	2,981,189
	City of Chula Vista California, RB, San Diego Gas, Series A,
	5.88%, 2/15/34	4,875	5,399,550
	City of Roseville California, Special Tax, Stoneridge, Community
	Facilities No. 1, 6.20%, 9/01/11 (c)	1,250	1,405,763
	City of Roseville California, Special Tax, Stoneridge, Community
	Facilities No. 1, 6.30%, 9/01/11 (c)	2,500	2,816,300
	County of Sacramento California, RB, Series C, 6.00%, 7/01/39	12,750	14,365,680
	Los Angeles Community College District, California, GO, 2001
	Election, Series E-1, 5.00%, 8/01/33	10,000	10,645,700
	Los Angeles Community College District, California, GO, 2003
	Election, Series F-1, 5.00%, 8/01/33	22,795	24,266,873
	Metropolitan Water District of Southern California, Refunding RB,
	Series B, 5.00%, 7/01/35	10,000	10,653,100
	Modesto Irrigation District, COP, Capital Improvement, Series A,
	6.00%, 10/01/39	8,935	10,165,707
	Modesto Irrigation District, COP, Series B, 5.50%, 7/01/35	15,000	16,414,950
	Pittsburg Redevelopment Agency, TAN, Refunding, Los Medanos
	Community Project, Sub-Series A, 6.50%, 9/01/28	10,000	11,091,100
	2

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Riverside Community College District, GO, Election 2004,
	Series C (FSA), 5.00%, 8/01/32	$ 17,500	$ 18,509,400
	San Bernardino Community College District, California, GO,
	Election 2002, Series C (FSA), 5.00%, 8/01/31	10,000	10,543,500
	San Diego Community College District, California, GO, Election of
	2002 (FSA), 5.00%, 5/01/30	20,000	20,991,600
	San Diego Community College District, California, GO, Election of
	2006, 5.00%, 8/01/32	17,000	17,980,560
	San Francisco City & County Airports Commission, Refunding RB,
	Second Series 34E, AMT (FSA), 5.75%, 5/01/21	8,220	9,028,848
	San Francisco City & County Airports Commission, Refunding RB,
	Second Series A-3, AMT, 6.75%, 5/01/19	12,600	13,358,394
	San Francisco City & County Public Utilities Commission, RB,
	Series A, 5.13%, 11/01/39	13,000	14,102,400
	San Francisco City & County Redevelopment Agency, Special
	Tax, Community Facilities District No. 6, Mission, Series A,
	6.00%, 8/01/21	5,000	5,004,650
	San Francisco City & County Redevelopment Agency, Special
	Tax, Community Facilities District No. 6, Mission, Series A,
	6.00%, 8/01/25	2,500	2,499,750
	San Francisco Uptown Parking Corp., California, RB, Union
	Square (MBIA), 6.00%, 7/01/20	1,075	1,167,676
	San Juan Water District, COP, Series A, 6.00%, 2/01/39	10,000	11,285,400
	Santa Margarita Water District, California, Special Tax, Facilities
	District 99-1, 6.20%, 9/01/20	2,650	2,714,687
	State of California, GO, Various Purpose, 5.00%, 6/01/32	18,000	18,124,200
	State of California, GO, Various Purpose, 6.50%, 4/01/33	38,000	43,823,880
	Tuolumne Wind Project Authority, RB, Tuolumne Co. Project,
	Series A, 5.88%, 1/01/29	16,130	17,869,459
			350,638,165
Colorado - 1.1%	Colorado Health Facilities Authority, RB, Catholic Health
	Initiatives, D, 6.25%, 10/01/33	3,520	3,985,802
	Colorado Housing & Finance Authority, Colorado, RB, S/F
	Program, Senior, Series A-2, AMT, 7.50%, 4/01/31	175	187,847
	Colorado Housing & Finance Authority, Colorado, RB, S/F
	Program, Senior, Series A-3, 7.35%, 10/01/30	70	73,395
	Colorado Housing & Finance Authority, Colorado, RB, S/F
	Program, Senior, Series B-2, AMT, 7.10%, 4/01/17	55	56,865
	Colorado Housing & Finance Authority, Colorado, RB, S/F
	Program, Senior, Series B-2, AMT, 7.25%, 10/01/31	510	522,577
	Colorado Housing & Finance Authority, Colorado, RB, S/F
	Program, Senior, Series B-3, 6.55%, 10/01/16	135	140,569
	Colorado Housing & Finance Authority, Colorado, RB, S/F
	Program, Senior, Series C-2, (FHA), AMT, 7.25%, 10/01/31	235	236,429
	Colorado Housing & Finance Authority, Colorado, RB, S/F
	Program, Senior, Series C-3, (FHA), 6.75%, 10/01/21	320	346,157
	Colorado Housing & Finance Authority, Colorado, RB, S/F
	Program, Senior, Series C-3, (FHA), 7.15%, 10/01/30	70	71,449
	3

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Elk Valley Public Improvement, RB, Public Improvement Fee,
	Series A, 7.35%, 9/01/31	$ 7,560	$ 6,945,296
	Elk Valley Public Improvement, RB, Public Improvement Fee,
	Series B, 7.45%, 9/01/31	760	705,470
	Plaza Metropolitan District No. 1, Colorado, TAN, Public
	Improvement Fee, Tax Increment, 8.00%, 12/01/25	7,700	7,616,224
	Plaza Metropolitan District No. 1, Colorado, TAN, Sub Public
	Improvement Fee, Tax Increment, 8.13%, 12/01/25	1,910	1,796,393
			22,684,473
Connecticut - 0.8%	Connecticut HFA, RB, Housing Mortgage Finance Program,
	Series C-1, 6.30%, 11/15/17	960	961,968
	Connecticut State Development Authority, RB, Bridgeport, AMT
	(AMBAC), 6.15%, 4/01/35	1,250	1,256,737
	Connecticut State Development Authority, RB (MBIA), 6.60%,
	6/15/14	1,000	1,002,970
	Connecticut State Health & Educational Facility Authority, RB,
	Bridgeport Hospital, Series A (MBIA), 6.63%, 7/01/18	1,000	1,004,330
	Connecticut State Health & Educational Facility Authority, RB, Eastern
	Connecticut Health, Series A (Radian), 6.50%, 7/01/10 (c)	11,350	11,988,324
	Connecticut State Health & Educational Facility Authority, RB,
	Eastern Connecticut, Series A (Radian), 6.50%, 7/01/10 (c)	695	734,087
	Connecticut State Health & Educational Facility Authority, RB
	(Radian), 6.63%, 7/01/26	640	640,256
			17,588,672
District of Columbia -	District of Columbia, RB, Series A, 5.50%, 12/01/30	17,000	19,666,620
1.3%	District of Columbia Water & Sewer Authority, RB, Series A,
	5.50%, 10/01/39	6,475	7,234,388
			26,901,008
Florida - 9.0%	Anthem Park Community Development District, RB, 5.80%,
	5/01/36	1,845	1,055,801
	Ave Maria Stewardship Community Development District, Special
	Assessment, BAN, 4.80%, 11/01/12	1,500	1,050,990
	Ave Maria Stewardship Community Development District, Special
	Assessment, Series A, 5.13%, 5/01/38	1,900	1,044,449
	Capital Region Community Development District, Florida, Special
	Assessment, Capital Improvement, Series A, 7.00%, 5/01/39	1,065	863,151
	City of Port Saint Lucie Florida, RB (MBIA), 5.13%, 9/01/36	19,275	20,076,840
	County of Broward Florida, RB, Refunding, Series O,
	5.38%, 10/01/29	4,200	4,434,486
	County of Lee Florida, RB, Series A, AMT (FSA), 6.00%, 10/01/29	13,000	13,262,080
	County of Miami-Dade Florida, GO, Building Better Community
	Program, Series B, 6.38%, 7/01/28	7,750	8,982,560
	County of Miami-Dade Florida, GO, Building Better Community
	Program, Series B-1, 6.00%, 7/01/38	25,000	28,207,000
	County of Miami-Dade Florida, Refunding RB, Series C, 6.00%,
	10/01/23	20,000	23,015,400
	County of Osceola Florida, RB, Series A (MBIA), 5.50%, 10/01/27	925	953,592
	County of Saint John's Florida, RB, Series A (AMBAC), 5.25%,
	10/01/28	1,000	1,046,020
	4

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Fiddlers Creek Community Development District No. 2, Special
	Assessment, Series A, 6.38%, 5/01/35	$ 6,850	$ 4,490,723
	Fiddlers Creek Community Development District No. 2, Special
	Assessment, Series B, 5.75%, 5/01/13	555	501,792
	Florida HFA, RB, Homeowner Mortgage, Series 3, AMT (MBIA),
	6.35%, 7/01/28	680	709,376
	Florida Housing Finance Corp., RB, Homeowner Mortgage,
	Series 1, AMT (GNMA), 6.00%, 7/01/39	5,010	5,278,937
	Florida Housing Finance Corp., RB, Homeowner Mortgage,
	Series 4, AMT (FSA), 6.25%, 7/01/22	330	344,101
	Greater Orlando Aviation Authority, Florida, RB, Special Purpose,
	JetBlue Airways Corp., AMT, 6.38%, 11/15/26	1,000	869,010
	Harbor Bay Community Development District, Florida, Special
	Assessment, Series A, 7.00%, 5/01/33	935	943,247
	Highland Meadows Community Development District, Special
	Assessment, Series A, 5.50%, 5/01/36	1,090	476,057
	Hillsborough County IDA, RB, National Gypsum, Series A, AMT,
	7.13%, 4/01/30	6,000	4,220,580
	Hillsborough County IDA, RB, National Gypsum, Series B, AMT,
	7.13%, 4/01/30	7,750	5,451,582
	Jacksonville Electric Authority, RB, Scherer 4 Project, Series A,
	6.00%, 10/01/37	8,225	9,053,175
	Jacksonville Economic Development Commission, RB, Mayo Clinic
	Jacksonville, Series A, 5.50%, 11/15/36	1,000	1,026,740
	Jacksonville Economic Development Commission, RB, Mayo Clinic
	Jacksonville, Series B, 5.50%, 11/15/36	2,000	2,053,480
	Jacksonville Economic Development Commission, RB, Mayo
	Clinic, Series A (MBIA), 5.50%, 11/15/36	1,000	1,026,740
	Jacksonville Port Authority, RB, AMT (AGC), 6.00%, 11/01/38	7,795	8,001,567
	Lee County HFA, RB, Multi-County Program, Series A-2, AMT
	(GNMA), 6.00%, 9/01/40	860	959,786
	Lexington Oaks Community District, Special Assessment,
	Series A, 6.70%, 5/01/33	1,075	1,107,949
	Manatee County HFA, RB, Series A, AMT (GNMA), 5.90%, 9/01/40	700	723,352
	Miami-Dade County IDA, RB, Waste Management Inc. Project,
	Series 1, AMT, 7.00%, 12/01/18	2,000	2,072,860
	New River Community Development District, Special Assessment,
	Series B, 5.00%, 5/01/13 (a)(b)	1,000	446,030
	Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	11,100	11,970,906
	Orlando Urban Community Development District, Florida, Special
	Assessment, Capital Improvement, Series A, 6.95%, 5/01/11 (c)	930	1,017,532
	Panther Trace II Community Development District, Special
	Assessment Bonds, 5.13%, 11/01/13	9,725	6,517,987
	Panther Trace II Community Development District, Special
	Assessment, Series A, 5.60%, 5/01/35	4,800	3,319,344
	Park Place Community Development District, Florida, Special
	Assessment, 6.75%, 5/01/10 (c)	1,400	1,470,714
	5

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Saint Lucie West Services District, RB, Senior Lien (MBIA), 6.00%,
	10/01/22	$ 2,000	$ 2,104,620
	Santa Rosa County School Board, COP, Series 2 (MBIA), 5.25%,
	2/01/26	2,000	2,120,220
	Sarasota County Public Hospital District, RB, Sarasota Memorial
	Hospital Project, Series A, 5.63%, 7/01/39	2,560	2,678,067
	Somerset County Florida, RB, Somerset Community Development
	District, 5.00%, 5/01/15	1,110	886,868
	Sterling Hill Community Development District, Special
	Assessment, Series B, 5.50%, 11/01/10	175	160,151
	Tern Bay Community Development District, Special Assessment,
	Series B, 5.00%, 5/01/15 (a)(b)	1,190	357,857
	Volusia County IDA, RB, Student Housing, Stetson University
	Project, Series A, (CIFG), 5.00%, 6/01/35	1,000	901,160
	Watergrass Community Development District, Special
	Assessment, Series B, 4.88%, 11/01/10	2,470	1,773,954
	Watergrass Community Development District, Special
	Assessment, Series B, 5.13%, 11/01/14	1,000	542,820
			189,571,653
Georgia - 2.0%	Fulton County Residential Care Facilities for the Elderly Authority, RB,
	Canterbury Court Project, Series A, 6.00%, 2/15/22	2,250	2,056,837
	Metropolitan Atlanta Rapid Transit Authority, RB, 3rd Series,
	5.00%, 7/01/39	22,820	24,531,956
	Municipal Electric Authority of Georgia, RB, General Resolution
	Projects, Sub-Series D, 6.00%, 1/01/23	10,000	11,632,500
	Rockdale County Development Authority, RB, Visy Paper Project,
	Series A, AMT, 6.13%, 1/01/34	5,000	4,116,700
			42,337,993
Guam - 0.2%	Territory of Guam, GO, Series A, 7.00%, 11/15/39	4,735	5,214,656
Illinois - 6.4%	Chicago Transit Authority, RB, Federal Transit Administration
	Section 5309, Series A (AGC), 6.00%, 6/01/26	12,425	14,671,688
	City of Chicago Illinois, RB, General, Airport 3rd Lien, Series B-2, AMT
	(Syncora), 6.00%, 1/01/29	20,000	20,763,600
	City of Chicago Illinois, RB, Series A, AMT (GNMA), 7.15%,
	9/01/31	215	222,080
	City of Chicago Illinois, Special Assessment, Lake Shore East,
	6.75%, 12/01/32	2,000	1,801,760
	Illinois Finance Authority, RB, Advocate Health Care Network,
	Series D, 6.50%, 11/01/38	5,700	6,473,946
	Illinois Finance Authority, RB, Community Rehabilitation
	Providers Facilities, Series A, 6.50%, 7/01/22 (c)	3,140	3,228,108
	Illinois Finance Authority, RB, Friendship Village Schaumburg,
	Series A, 5.63%, 2/15/37	1,750	1,333,027
	Illinois Finance Authority, RB, Northwestern Memorial Hospital,
	Series A, 6.00%, 8/15/39	9,200	10,258,828
	Illinois Finance Authority, RB, OSF Healthcare System, Series A,
	7.00%, 11/15/27	3,335	3,560,079
	Illinois Finance Authority, RB, OSF Healthcare System, Series A,
	7.13%, 11/15/35	1,725	1,828,051
	6

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Illinois Finance Authority, RB, Rush University Medical Center
	Obligation Group, Series A, 7.25%, 11/01/30	$ 6,900	$ 7,940,520
	Illinois Finance Authority, RB, Rush University Medical Center
	Obligation Group, Series B, 7.25%, 11/01/30	4,850	5,581,380
	Illinois Finance Authority, RB, University of Chicago, Series B,
	6.25%, 7/01/38	20,000	23,650,800
	State of Illinois, GO, First Series (MBIA), 5.75%, 12/01/15	8,890	9,340,723
	State of Illinois, GO, First Series (MBIA), 5.75%, 12/01/16	3,745	3,930,378
	State of Illinois, GO, First Series (MBIA), 5.75%, 12/01/17	4,000	4,198,000
	State of Illinois, RB, 6.00%, 6/15/20	3,000	3,096,000
	Town of Cicero Illinois, GO, Corp. Purpose (MBIA), 6.00%,
	12/01/28	1,450	1,479,943
	Village of Bolingbrook Illinois, Special Tax, Forest City Project,
	5.90%, 3/01/27	1,000	750,430
	Village of Hodgkins Illinois, RB, MBM Project, AMT, 6.00%,
	11/01/23	10,000	10,005,900
	Village of Wheeling Illinois, TAN, North Milwaukee, Lake-Cook
	TIF Project, 6.00%, 1/01/25	1,585	1,405,071
			135,520,312
Indiana - 2.1%	Indiana Finance Authority, RB, Duke Energy Industry, Series B, 6.00%,
	8/01/39	8,335	9,070,314
	Indiana Municipal Power Agency, Indiana, RB, Indiana Municipal
	Power Agency Series B, 6.00%, 1/01/39	10,500	11,630,115
	Indianapolis Local Public Improvement Bond Bank, RB,
	Waterworks Project, Series A (AGC), 5.50%, 1/01/38	21,625	24,236,002
			44,936,431
Kansas - 0.2%	City of Wichita Kansas, RB, Refunding & Improvement, Facilities,
	Series III, 6.25%, 11/15/19	2,500	2,634,775
	Sedgwick & Shawnee Counties Kansas, RB, Mortgage Backed
	Securities, Series A-1, AMT (GNMA), 6.95%, 6/01/29	975	1,055,272
			3,690,047
Louisiana - 1.4%	City of West Baton Rouge Louisiana, TECP, 3.25%, 10/02/09	27,600	27,600,000
	Louisiana Housing Finance Agency, RB, S/F, Series D-2, AMT
	(GNMA), 5.80%, 6/01/20	245	253,472
	Rapides Finance Authority, Louisiana, RB, International Paper
	Co. Project, Series A, AMT, 6.55%, 11/15/23	2,000	2,020,980
			29,874,452
Maryland - 0.1%	Maryland Community Development Administration, RB, Housing,
	Series B, AMT, 6.15%, 1/01/21	1,000	1,003,650
	Maryland Community Development Administration, RB, Waters
	Landing II Apartments, Series A, AMT, 5.88%, 8/01/33	1,000	1,027,120
			2,030,770
Massachusetts - 1.2%	Massachusetts Development Finance Agency, RB, Brandeis
	University, Series N, 5.00%, 10/01/39	10,000	10,525,600
	Massachusetts Educational Financing Authority, RB, Issue E, AMT
	(AMBAC), 5.85%, 7/01/14	105	105,199
	Massachusetts HFA, Massachusetts, RB, Series B, 7.00%, 12/01/38
		5,000	5,610,550
	7

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Massachusetts Health & Educational Facilities Authority, RB,
	Registered Linked Stars & Cars (AMBAC), 6.55%, 6/23/22	$ 6,350	$ 6,354,826
	Montachusett Regional Vocational Technical School District,
	Massachusetts, GO (MBIA), 5.95%, 1/15/10 (c)	1,600	1,641,680
			24,237,855
Michigan - 2.5%	Dickinson County Economic Development Corp., Michigan, Refunding
	RB, International Paper Co. Project, Series A,
	5.75%, 6/01/16	500	508,600
	Eastern Michigan University, Michigan, Refunding RB, Gen
	(AMBAC), 6.00%, 6/01/24	415	428,139
	Flint Hospital Building Authority, Michigan, Refunding RB, Hurley
	Medical Center, 6.00%, 7/01/20	2,825	2,648,098
	Michigan State Building Authority, Refunding RB, Facilities
	Program, Series I, 6.00%, 10/15/38	10,865	11,929,009
	Michigan State Building Authority, Refunding RB, Facilities
	Program, Series I, 6.25%, 10/15/38	6,250	7,114,750
	Michigan Strategic Fund, Refunding RB, Detroit Edison, Series ET-
	2, 5.50%, 8/01/29	6,000	6,357,300
	Royal Oak Hospital Finance Authority, Michigan, RB, William
	Beaumont Hospital, 8.25%, 9/01/39	15,195	17,979,028
	State of Michigan, RB, GAN (FSA), 5.25%, 9/15/24	5,000	5,408,150
			52,373,074
Minnesota - 0.6%	City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A
	(GNMA), 6.15%, 8/20/31	1,000	1,071,620
	City of Minneapolis Minnesota, RB, Fairview Health Services,
	Series A, 6.75%, 11/15/32	4,800	5,461,920
	City of Saint Cloud Minnesota, RB, Saint Cloud Hospital
	Obligation Group, Series A (FSA), 6.25%, 5/01/20	1,000	1,022,280
	City of Waconia Minnesota, RB, Ridgeview Medical Center
	Project, Series A (Radian), 6.13%, 1/01/10 (c)	1,500	1,521,735
	Minneapolis-Saint Paul Metropolitan Airports Commission, RB,
	Sub-Series D, AMT (MBIA), 5.75%, 1/01/12	470	487,282
	Minneapolis-Saint Paul Metropolitan Airports Commission, RB,
	Sub-Series D, AMT (MBIA), 5.75%, 1/01/14	470	483,348
	Minneapolis-Saint Paul Metropolitan Airports Commission, RB,
	Sub-Series D, AMT (MBIA), 5.75%, 1/01/15	2,060	2,112,118
	Ramsey County Housing & Redevelopment Authority, Minnesota, RB,
	Hanover Townhouses Project, AMT, 6.00%, 7/01/31	1,110	1,123,664
			13,283,967
Mississippi - 0.2%	County of Warren Mississippi, Refunding RB, International Paper
	Co. Project, Series B, AMT, 6.75%, 8/01/21	1,700	1,721,896
	Mississippi Business Finance Corp., RB, Waste Management Inc.
	Project, AMT, 6.88%, 3/01/29	1,500	1,521,255
			3,243,151
Missouri - 0.1%	City of Fenton Missouri, TAN, Refunding, Gravois Bluffs
	Redevelopment Project, 5.00%, 4/01/14	1,000	1,055,160
	Kansas City IDA, Missouri, RB, First Mortgage, Bishop Spencer,
	Series A, 6.50%, 1/01/35	1,500	1,291,830
			2,346,990
	8

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Multi-State - 0.1%	MuniMae TE Bond Subsidiary LLC, 7.50%, 6/30/49 (d)(e)	$ 2,000	$ 1,864,120
Nevada - 2.8%	City of Elko Nevada, GO, Airport Improvement, Series B, AMT
	(MBIA), 6.10%, 10/01/14	165	165,381
	City of Elko Nevada, GO, Airport Improvement, Series B, AMT
	(MBIA), 6.30%, 10/01/19	245	245,387
	City of Elko Nevada, GO, Airport Improvement, Series B, AMT
	(MBIA), 6.75%, 10/01/24	320	320,470
	City of Elko Nevada, GO, Airport Improvement, Series B, AMT
	(MBIA), 7.00%, 10/01/29	225	225,329
	City of Las Vegas Nevada, GO, Limited Tax, Performing Arts
	Center, 6.00%, 4/01/34	10,000	11,264,800
	Clark County Improvement District, Nevada, Special Assessment,
	Special Improvement District No. 142, Local Improvement,
	6.38%, 8/01/23	1,480	1,377,628
	Clark County Water Reclamation District, GO, Series B, 5.75%,
	7/01/38	26,000	29,306,940
	Nevada Housing Division, Nevada, RB, Multi-Unit Housing,
	Series A, AMT (FHLMC), 6.30%, 4/01/32	4,950	4,975,691
	Reno Special Assessment District No. 4, Special Assessment,
	Somerset Parkway, 6.63%, 12/01/22	1,770	1,633,232
	Sparks Redevelopment Agency, Nevada, TAN, Refunding,
	Series A (Radian), 6.00%, 1/15/15	3,110	3,165,016
	Sparks Redevelopment Agency, Nevada, TAN, Refunding,
	Series A (Radian), 6.00%, 1/15/23	6,315	6,364,320
			59,044,194
New Hampshire - 0.2%	New Hampshire Business Finance Authority, RB, Public Service Co. New
	Hampshire Project, Series C (MBIA), 5.45%, 5/01/21	2,000	2,058,660
	New Hampshire Health & Education Facilities Authority, RB,
	Elliot Hospital, Series B, 5.60%, 10/01/22	1,655	1,700,877
			3,759,537
New Jersey - 3.1%	Camden County Pollution Control Financing Authority, RB,
	Series B, AMT, 7.50%, 12/01/09	70	69,999
	City of Jersey City New Jersey, GO, Refunding Note, 5.40%,
	6/25/10	13,790	13,931,149
	New Jersey EDA, RB, Cedar Crest Village Inc. Facilities, Series A,
	7.25%, 11/15/11 (c)	3,300	3,709,068
	New Jersey Educational Facilities Authority, Refunding RB,
	University Medical & Dentistry, Series B, 7.13%, 12/01/23	1,870	2,163,796
	New Jersey Educational Facilities Authority, Refunding RB,
	University Medical & Dentistry, Series B, 7.50%, 12/01/32	7,200	8,262,144
	New Jersey Health Care Facilities Financing Authority, RB, Capital
	Health System Obligation Group, Series A, 5.75%, 7/01/13 (c)	2,250	2,580,750
	New Jersey Health Care Facilities Financing Authority, RB,
	Hospital Asset Transformation Program, Series A, 5.25%,
	10/01/38	5,800	6,075,326
	New Jersey State Housing & Mortgage Finance Agency, RB, Series
	B (FSA), 6.25%, 11/01/26	640	644,045
	9

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	New Jersey State Turnpike Authority, RB, Series A (MBIA), 5.75%,
	1/01/18	$ 2,975	$ 2,996,896
	New Jersey Transportation Trust Fund Authority, New Jersey,
	RB, Transportation System, Series A, 5.50%, 12/15/22	21,000	24,707,970
			65,141,143
New Mexico - 0.1%	County of Santa Fe, New Mexico, RB (FSA), 6.00%, 2/01/27	250	297,595
	New Mexico Mortgage Finance Authority, RB, S/F Mortgage
	Program, Series D, AMT (FNMA), 6.15%, 7/01/35	2,175	2,251,995
			2,549,590
New York - 7.6%	City of New York New York, GO, Series A, 6.00%, 5/15/10 (c)	6,540	6,836,981
	City of New York New York, GO, Series A (Syncora), 6.00%,
	5/15/21	60	61,541
	City of New York New York, GO, Series B (MBIA), 5.88%, 8/01/15	1,300	1,365,819
	City of New York New York, GO, Series E-1, 6.25%, 10/15/28	7,600	9,168,564
	Long Island Power Authority, RB, General, Series A, 6.00%,
	5/01/33	40,800	47,032,200
	Long Island Power Authority, RB, Series A, 5.50%, 4/01/24	220	245,322
	Metropolitan Transportation Authority, RB, Series 2008C, 6.50%,
	11/15/28	17,420	20,516,753
	New York City Housing Development Corp., RB, Series G-1, AMT, 4.75%,
	11/01/27	1,095	1,083,163
	New York City Housing Development Corp., RB, Series M, 6.50%,
	11/01/28	4,300	4,843,090
	New York City Housing Development Corp., RB, Series M, 6.88%,
	11/01/38	5,700	6,417,060
	New York City Industrial Development Agency, RB, British
	Airways Plc Project, AMT, 7.63%, 12/01/32	3,500	3,372,670
	New York City Industrial Development Agency, RB, Special Needs
	Facilities Pooled Program, C-1, 6.00%, 7/01/12	1,945	1,933,136
	New York City Municipal Water Finance Authority, RB, Series FF-2,
	5.50%, 6/15/40	10,000	11,321,100
	New York City Transitional Finance Authority, RB, Fiscal 2009,
	Series S-2, 5.50%, 7/15/27	2,800	3,150,532
	New York City Transitional Finance Authority, RB, Future Tax,
	Series A, 5.00%, 5/01/30	20,000	21,963,000
	New York State Dormitory Authority, RB, Mount Sinai Health,
	Series A, 6.50%, 7/01/16	2,410	2,480,709
	New York State Dormitory Authority, RB, Mount Sinai Health,
	Series A, 6.50%, 7/01/25	1,680	1,719,060
	New York State Dormitory Authority, RB, State University
	Educational Facilities, Series A, 7.50%, 5/15/13	3,000	3,540,060
	Oneida County Industrial Development Agency, New York, RB,
	Civic Facilities, Faxton Hospital, Series C (Radian), 6.63%,
	1/01/15	2,285	2,322,314
	Westchester County Industrial Development Agency, New York,
	RB, Mortgage, Kendal On Hudson Project, Series A, 6.50%,
	1/01/13 (c)	8,095	9,405,904
	10

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Westchester County Industrial Development Agency, New York,
	RB, Special Needs Facilities Pooled Program, Series E-1, 6.00%,
	7/01/12	$ 435	$ 432,347
			159,211,325
North Carolina - 2.3%	North Carolina Eastern Municipal Power Agency, North Carolina,
	RB, Series D, 6.75%, 1/01/26	4,000	4,061,720
	North Carolina Eastern Municipal Power Agency, North Carolina,
	RB, Series D (ACA), 6.70%, 1/01/19	4,440	4,514,592
	North Carolina HFA, North Carolina, RB, Home Ownership, Series
	9, Series A, AMT, 5.80%, 1/01/20	3,480	3,600,338
	North Carolina Medical Care Commission, North Carolina, RB, First
	Mortgage, Forest at Duke Project, 6.38%, 9/01/12 (c)	1,000	1,141,500
	North Carolina Medical Care Commission, North Carolina, RB, First
	Mortgage, Givens Estates Project, Series A, 6.50%, 7/01/13 (c)	2,500	2,986,175
	North Carolina Medical Care Commission, North Carolina, RB, First
	Mortgage, Presbyterian Homes, 5.50%, 10/01/31	3,000	2,528,130
	North Carolina Medical Care Commission, North Carolina, RB, First
	Mortgage, Presbyterian Homes Project, 6.88%, 10/01/10 (c)	2,500	2,679,225
	North Carolina Medical Care Commission, North Carolina,
	Refunding RB, First Mortgage, Forest at Duke, 5.13%, 9/01/32	5,000	4,640,500
	North Carolina Medical Care Commission, North Carolina,
	Refunding RB, First Mortgage, Givens Estates, 5.00%, 7/01/33	2,000	1,701,280
	North Carolina Medical Care Commission, North Carolina,
	Refunding RB, First Mortgage, Presbyterian, Series B, 5.20%,
	10/01/21	2,500	2,375,725
	North Carolina Medical Care Commission, North Carolina,
	Refunding RB, First Mortgage, Salemtowne, 5.10%, 10/01/30	1,100	883,113
	North Carolina Municipal Power Agency No. 1 Catawba, North
	Carolina, RB, Series B, 6.38%, 1/01/10 (c)	500	512,555
	North Carolina Municipal Power Agency No. 1 Catawba, North
	Carolina, RB, Series B, 6.50%, 1/01/10 (c)	12,000	12,305,160
	North Carolina Municipal Power Agency No. 1 Catawba, North
	Carolina, RB, Series B (ACA), 6.38%, 1/01/10 (c)	1,080	1,102,334
	North Carolina Municipal Power Agency No. 1 Catawba, North
	Carolina, RB, Series B (ACA), 6.50%, 1/01/10 (c)	2,500	2,542,400
			47,574,747
Ohio - 0.8%	Ohio Air Quality Development Authority, RB, Ohio Power, AMT,
	7.13%, 6/01/41	7,000	7,219,870
	Ohio HFA, Ohio, RB, Residential, Mortgage Backed, Series C, AMT
	(GNMA), 5.90%, 9/01/35	935	957,936
	Ohio State Water Development Authority, Refunding RB,
	FirstEnergy, Series A, 5.88%, 6/01/33	8,300	8,892,952
			17,070,758
Oregon - 0.0%	Oregon State Housing & Community Services Department,
	Oregon, RB, S/F Mortgage Program, Series A, 6.40%, 7/01/18	20	20,039
	Oregon State Housing & Community Services Department,
	Oregon, RB, S/F Mortgage Program, Series A, AMT, 6.20%,
	7/01/27	15	15,014
	11

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Portland Housing Authority, RB, Housing, Lovejoy Station
	Apartments Project, AMT (MBIA), 5.90%, 7/01/23	$ 500	$ 504,310
			539,363
Pennsylvania - 5.1%	Delaware County IDA, Pennsylvania, Refunding RB, Resource
	Recovery Facilities, Series A, 6.10%, 7/01/13	6,760	6,769,126
	Lancaster County Hospital Authority, RB, Brethren Village
	Project, Series A, 6.25%, 7/01/26	1,160	1,149,177
	Lancaster County Hospital Authority, RB, Brethren Village
	Project, Series A, 6.50%, 7/01/40	1,000	956,440
	Pennsylvania Economic Development Financing Authority, RB,
	Allegheny Energy Supply Co, 7.00%, 7/15/39	10,000	10,893,500
	Pennsylvania Economic Development Financing Authority, RB,
	Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	2,475	2,705,324
	Pennsylvania Housing Finance Agency, RB, S/F Mortgage,
	Series 62-A, AMT, 5.45%, 10/01/29	3,000	3,008,970
	Pennsylvania Housing Finance Agency, RB, Series 105C, 4.88%,
	10/01/34	10,000	10,109,900
	Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%,
	6/01/39	29,465	32,072,063
	Philadelphia Authority for Industrial Development, RB,
	Commercial Development, AMT, 7.75%, 12/01/17	1,265	1,138,247
	Philadelphia Redevelopment Authority, RB, Neighborhood
	Transformation, Series A (MBIA), 5.30%, 4/15/26	36,210	36,888,938
	Sayre Health Care Facilities Authority, RB, Guthrie Health, Series
	A, 5.88%, 12/01/31	1,085	1,108,284
			106,799,969
Puerto Rico - 1.7%	Puerto Rico Highway & Transportation Authority, Subordinate
	RB, 5.75%, 7/01/22	7,995	8,221,978
	Puerto Rico Industrial Tourist Educational Medical &
	Environmental Control Facilities Financing Authority, RB,
	Hospital De La Concepcion, Series A, 6.13%, 11/15/25	4,000	4,126,160
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A,
	6.50%, 8/01/44	20,000	22,706,400
			35,054,538
Rhode Island - 0.4%	Rhode Island Economic Development Corp., RB, Senior, Note
	Obligation, Providence Place Mall (Radian), 6.13%, 7/01/20	1,000	1,007,570
	Rhode Island Health & Educational Building Corp., RB, Hospital
	Financing, Lifespan Obligation, Series A (AGC), 7.00%, 5/15/39	6,250	7,327,938
			8,335,508
South Carolina - 2.0%	Medical University Hospital Authority, Refunding RB, Series A,
	6.38%, 8/15/12 (c)	5,400	6,213,024
	Medical University Hospital Authority, Refunding RB, Series A,
	6.50%, 8/15/12 (c)	2,450	2,827,520
	South Carolina State Ports Authority, South Carolina, RB, AMT
	(FSA), 5.30%, 7/01/26	32,785	32,968,596
			42,009,140
Tennessee - 0.9%	Chattanooga Industrial Development Board, Tennessee, RB
	(AMBAC), 5.75%, 10/01/17	4,485	4,607,754
	12

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Chattanooga Industrial Development Board, Tennessee, RB
	(AMBAC), 5.75%, 10/01/18	$ 3,740	$ 3,837,502
	Johnson City Health & Educational Facilities Board, RB, Appalachian
	Christian Village Project, Series A, 6.25%, 2/15/32	1,000	889,490
	Memphis-Shelby County Airport Authority, RB, Series D, AMT
	(AMBAC), 6.00%, 3/01/24	2,000	2,028,200
	Shelby County Health Educational & Housing Facilities Board, RB,
	Methodist Health, 6.50%, 9/01/12 (c)	7,300	8,417,995
			19,780,941
Texas - 11.2%	Austin Texas Convention Enterprises Inc., RB, First Tier, Series
	A, 6.60%, 1/01/11 (c)	5,300	5,696,228
	Austin Texas Convention Enterprises Inc., RB, First Tier,
	Series A, 6.70%, 1/01/11 (c)	2,300	2,474,823
	Bexar County Health Facilities Development Corp., Texas, RB,
	Army Retirement Residence Project, 6.30%, 7/01/12 (c)	1,750	1,993,967
	Brazos River Authority, Refunding RB, TXU Electric Co. Project,
	Series C, AMT, 5.75%, 5/01/36	21,130	18,594,400
	Brazos River Harbor Navigation District, RB, Dow Chemical Co.
	Project, Series A-7, AMT, 6.63%, 5/15/33	3,700	3,684,756
	Brazos River Harbor Navigation District, RB, Dow Chemical,
	Series A-1, AMT, 6.25%, 5/15/33	10,000	10,441,200
	Central Texas Housing Finance Corp., Texas, RB, AMT (GNMA),
	8.20%, 6/28/17	260	270,982
	City of Austin Texas, RB, Town Lake Community Events Center
	Venue (FGIC), 6.20%, 11/15/09 (c)	5,000	5,036,700
	City of Houston Texas, RB, Special Facilities, Continental,
	Series E, AMT, 7.00%, 7/01/29	6,000	6,003,540
	City of Houston Texas, Refunding RB, Combined, First Lien,
	Series A (AGC), 6.00%, 11/15/35	23,900	28,262,706
	City of Webster Texas, GO, COP, Series A (FSA), 6.00%, 3/01/21	805	821,189
	City of Webster Texas, GO, Certificates Obligation, Series A
	(FSA), 6.00%, 3/01/10 (c)	1,500	1,535,685
	County of Montgomery, Texas, GO, 5.13%, 3/01/31	5,000	5,462,750
	Dallas-Fort Worth International Airport Facilities Improvement
	Corp., RB, Joint, Series A, AMT (MBIA), 6.00%, 11/01/24	30,000	30,033,900
	Dallas-Fort Worth International Airport Facilities Improvement
	Corp., Refunding RB, American Airlines Inc., AMT, 5.50%,
	11/01/30	5,000	3,410,650
	Gregg County Health Facilities Development Corp., Texas, RB,
	Good Shepherd Medical Center Project (Radian), 6.38%,
	10/01/10 (c)	3,500	3,717,140
	Gregg County Health Facilities Development Corp., Texas, RB,
	Good Shepherd Medical Center Project (Radian), 6.88%,
	10/01/10 (c)	1,000	1,066,960
	Gulf Coast Waste Disposal Authority, Refunding RB, Series A,
	AMT, 6.10%, 8/01/24	4,000	4,038,920
	13

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Harris County Health Facilities Development Corp., Refunding RB,
	Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	$ 3,900	$ 4,443,231
	Kerrville Health Facilities Development Corp., RB, Sid Peterson
	Memorial Hospital Project, 5.25%, 8/15/21	4,000	3,971,840
	Matagorda County Navigation District No. 1, Texas, Refunding RB,
	Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	7,300	8,047,447
	North Texas Tollway Authority, Refunding RB, Second Tier,
	Series F, 6.13%, 1/01/31	40,000	42,541,600
	Port of Bay City Authority, Texas, RB, Hoechst Celanese Corp.
	Project, AMT, 6.50%, 5/01/26	7,350	7,137,806
	Southeast Texas Housing Finance Corp., Texas, RB, Series B, AMT
	(GNMA), 8.50%, 11/01/25	90	91,768
	Tarrant County Cultural Education Facilities Finance Corp., RB,
	Northwest Senior Housing, Edgemere Project, Series A, 6.00%,
	11/15/26	2,200	2,076,338
	Tarrant County Cultural Education Facilities Finance Corp., RB,
	Northwest Senior Housing, Edgemere Project, Series A, 6.00%,
	11/15/36	3,000	2,653,920
	Texas State Public Finance Authority, RB, General Services
	Commission Project, Series A (FSA), 6.00%, 2/01/10 (c)	2,100	2,140,026
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC),
	5.75%, 8/15/38	30,000	30,457,200
			236,107,672
Utah - 0.0%	Utah HFA, RB, AMT, 5.50%, 1/01/18	525	537,805
Virginia - 0.6%	Albemarle County IDA, Refunding RB, Westminster, Canterbury,
	5.00%, 1/01/24	2,750	2,435,647
	Chesterfield County IDA, RB, Virginia Electric & Power Co.,
	Series B, 5.88%, 6/01/17	2,425	2,514,361
	Fairfax County EDA, RB, Goodwin House Inc., 5.13%, 10/01/37	3,250	2,834,910
	King George County IDA, Virginia, RB, Waste Management Inc.,
	Series A, AMT, 6.00%, 6/01/23	2,700	2,740,203
	Norfolk Redevelopment & Housing Authority, Virginia, RB, First
	Mortgage, Retirement Community, Series A, 6.00%, 1/01/25	500	454,825
	Norfolk Redevelopment & Housing Authority, Virginia, RB, First
	Mortgage, Retirement Community, Series A, 6.13%, 1/01/35	1,100	929,808
			11,909,754
Washington - 0.8%	Seattle Housing Authority, Washington, RB, Housing,
	Replacement Housing Projects, 6.13%, 12/01/32	4,530	4,126,332
	Seattle Housing Authority, Washington, RB, Newholly Project,
	AMT, 6.25%, 12/01/35	2,750	2,360,820
	Washington Health Care Facilities Authority, Washington, RB,
	Catholic Health Initiatives, Series D, 6.38%, 10/01/36	10,000	11,148,100
			17,635,252
Wisconsin - 1.5%	State of Wisconsin, RB, Series A, 6.00%, 5/01/36	21,000	24,830,190
	Wisconsin Health & Educational Facilities Authority, RB,
	Synergyhealth Inc., 6.00%, 11/15/23	5,450	5,730,784
	14

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
	Wisconsin Housing & EDA, Wisconsin, RB, Series C, AMT, 6.00%,
	9/01/36	$ 630	$ 652,365
			31,213,339
Wyoming - 0.5%	County of Sweetwater, Wyoming, Refunding RB, Idaho Power Co.
	Project, 5.25%, 7/15/26	10,000	10,790,400
	Total Municipal Bonds - 89.4%		1,883,987,617
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (f)
California - 0.4%	Bay Area Toll Authority, Refunding RB, San Francisco Bay Area,
	Series F1, 5.63%, 4/01/44	7,652	8,633,852
District of Columbia -	District of Columbia Water & Sewer Authority, RB, Series A,
0.4%	6.00%, 10/01/35	7,631	8,926,364
Florida - 0.8%	Jacksonville Electric Authority, RB, Sub-Series A, 5.63%, 10/01/32	10,530	11,460,115
	South Broward Hospital District, Florida, RB (MBIA), 5.63%,
	5/01/12 (c)	4,640	5,190,119
			16,650,234
New York - 2.2%	New York State Dormitory Authority, RB, Education, Series B,
	5.75%, 3/15/36	13,890	16,060,729
	New York State Environmental Facilities Corp., Refunding RB,
	Revolving Funds, New York City Municipal Water Project,
	Series K, 5.00%, 6/15/28	30,000	31,096,500
			47,157,229
Pennsylvania - 1.0%	Pennsylvania Housing Finance Agency, Refunding RB, Series 105C,
	5.00%, 10/01/39	19,470	19,838,761
Texas - 1.0%	City of Houston Texas, Refunding RB, Combined, First Lien,
	Series A (MBIA), 5.13%, 5/15/28	20,000	21,087,400
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 5.8%		122,293,840
	Total Long-Term Investments
	(Cost - $1,916,521,859) - 95.2%		2,006,281,457
	Short-Term Securities
California - 1.4%	California HFA, RB, VRDN, Home Mortgage, Series F, AMT,
	2.01%, 10/07/09 (g)	30,000	30,000,000
Michigan - 3.5%	Michigan State, HDA, Refunding RB, VRDN, AMT, Series B,
	4.25%, 10/07/09 (g)	72,500	72,500,000
		Shares
Money Market Fund -	FFI Institutional Tax-Exempt Fund, 0.32% (h)(i)	63,823,245	63,823,245
3.0%
	Total Short-Term Securities
	(Cost - $166,323,245) - 7.9%		166,323,245
	Total Investments (Cost - $2,082,845,104*) - 103.1%		2,172,604,702
	Liabilities in Excess of Other Assets - (0.3)%		(5,234,056)
	Liability for Trust Certificates, Including Interest
	Expense and Fees Payable - (2.8)%		(59,312,152)
	Net Assets - 100.0%		$ 2,108,058,494
	15

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)
* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 2,023,305,342
	Gross unrealized appreciation	$ 123,574,683
	Gross unrealized depreciation		(33,497,933)
	Net unrealized appreciation	$ 90,076,750
(a)	Issuer filed for bankruptcy and/or is in default of interest payments.
(b)	Non-income producing security.
(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(h)	Represents current yield as of report date.
(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:
Net
	Affiliate	Activity	Income
	FFI Institutional Tax-Exempt Fund	(20,831,594)	$ 75,109
•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:
	•	Level 1 - price quotations in active markets/exchanges for identical securities
	•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
	•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
16

BlackRock Municipal Bond Fund, Inc. - BlackRock National Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)
The following tables summarize the inputs used as of September 30, 2009 in determining the fair valuation of the
Fund's investments:
Investments in
Valuation Inputs	Securities
Assets
Level 1 - Short-Term Securities	$ 63,823,245
Level 2:
Long-Term Investments[1]	2,006,281,457
Short-Term Securities	102,500,000
Total Level 2	2,108,781,457
Level 3	-
Total	$ 2,172,604,702
[1] See above Schedule of Investments for values in each state or political classification.
17

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)			(Percentages shown are based on Net Assets)
				Par
State	Municipal Bonds			(000)	Value
Alaska - 0.8%	City of Anchorage Alaska, GO, General Purpose, Series A (MBIA),
	5.13%, 9/01/10 (a)		$ 3,435		$ 3,585,419
City of Anchorage Alaska, GO, General Purpose, Series A (MBIA),
	5.38%, 9/01/10 (a)			3,575	3,739,736
					7,325,155
Arizona - 2.2%	Arizona State Transportation Board, RB, Maricopa County
	Regional Area Road, 5.00%, 7/01/12			3,250	3,579,647
Phoenix Civic Improvement Corp., RB, Junior Lien (MBIA), 5.00%,
	7/01/10			2,600	2,690,584
	Salt River Project Agricultural Improvement & Power District,
	Refunding RB, Salt River Project, Series A, 5.00%, 1/01/12			3,160	3,444,526
	Yavapai County IDA, Arizona, RB, Waste Management Inc.
	Project, AMT, 4.00%, 6/01/27 (b)			9,500	9,582,270
					19,297,027
California - 2.8%	California Infrastructure & Economic Development Bank, RB,
	Series A4, 1.65%, 10/01/47 (b)			5,500	5,528,545
	California Statewide Communities Development Authority, RB,
	Kaiser Permanente, Series A, 5.00%, 4/01/13			5,000	5,517,500
	City & County of San Francisco California, GO, Series 2008-R1,
	5.00%, 6/15/11			5,000	5,357,050
San Francisco City & County Airports Commission, Refunding RB,
	Second Series A-1, AMT, 5.50%, 5/01/19 (b)			5,000	5,132,800
San Francisco City & County Airports Commission, Refunding RB,
	Second Series B, 0.75%, 5/01/29 (b)			3,000	3,001,170
					24,537,065
Colorado - 2.1%	Adams County School District No. 12, Colorado, GO, Refunding,
	Series A (FSA), 5.00%, 12/15/11			4,190	4,559,139
	City & County of Denver Colorado, RB, System, Sub-Series A1,
	AMT, 5.00%, 11/15/09			10,645	10,700,460
City & County of Denver Colorado, Refunding RB, Series A, AMT
	(MBIA), 5.50%, 11/15/09			3,785	3,807,104
					19,066,703
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
BAN	Bond Anticipation Notes	MBIA	Municipal Bond Investors Assurance
COP	Certificates of Participation		(National Public Finance Guaranty Corp.)
FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
FSA	Financial Security Assurance Inc.	TECP	Tax-Exempt Commercial Paper
GO	General Obligation Bonds	TRAN	Tax Revenue Anticipation Notes
1

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Connecticut - 2.6%	Connecticut State Development Authority, RB, Connecticut Light
	& Power, Series A, AMT, 5.25%, 5/01/31 (b)	$ 5,000	$ 5,105,300
	State of Connecticut, GO, BAN, Series B, 4.00%, 6/01/11	15,185	16,054,341
	State of Connecticut, GO, Refunding, Series G (MBIA), 5.00%,
	3/15/10	2,000	2,043,040
			23,202,681
Delaware - 1.6%	State of Delaware, GO, 5.00%, 3/01/11	10,000	10,626,800
	University of Delaware, RB, Series A, 2.00%, 11/01/37 (b)	4,000	4,035,720
			14,662,520
District of Columbia - 0.5%	Metropolitan Washington D.C. Airports Authority, Refunding RB,
	Series A, AMT (AMBAC), 5.00%, 10/01/10	4,665	4,840,217
Florida - 7.7%	County of Orange Florida, RB (AMBAC), 5.50%, 10/01/31 (a)	14,195	14,196,987
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A,
	5.00%, 7/01/10	7,000	7,200,760
Florida State Board of Education, GO, Public Education, Series G
	(MBIA), 5.25%, 6/01/11	5,600	6,007,512
Florida State Board of Education, GO, Refunding Capital Outlay,
	Series D, 5.00%, 6/01/11	7,445	7,966,299
	Florida State Board of Education, GO, Refunding, Public
	Education, Series C, 5.00%, 6/01/12	5,000	5,506,650
	Florida State Board of Education, RB, Series C (MBIA), 5.25%,
	1/01/10	3,825	3,869,140
	Florida State Department of Environmental Protection, RB,
	Florida Forever, Series B (MBIA), 5.00%, 7/01/10	1,500	1,543,545
	Florida State Turnpike Authority, Refunding RB, Department
	Transportation, Series A, 5.00%, 7/01/10	3,000	3,100,110
	Jacksonville Electric Authority, Refunding RB, Issue 2, 17th
	Series, 5.25%, 10/01/12	5,000	5,364,450
Miami-Dade County Educational Facilities Authority, Florida, RB,
	Series A (AMBAC), 5.75%, 4/01/10 (a)	2,020	2,095,023
	State of Florida, RB, Refunding Department Environmental
	Protection, Series B (AMBAC), 6.00%, 7/01/13	10,000	11,433,000
			68,283,476
Georgia - 4.0%	Burke County Development Authority, RB, Georgia Power Co.
	Vogtle Project, 5.05%, 11/01/48 (b)	3,000	3,184,110
	Burke County Development Authority, RB, Georgia Power Co.
	Vogtle Project, 5th Series, 4.38%, 10/01/32 (b)	4,000	4,057,400
	De Kalb County School District, GO, 5.00%, 2/01/11	1,000	1,058,040
	Henry County School District, GO, Series A, 5.00%, 4/01/11	15,000	15,974,250
Private Colleges & Universities Authority, RB, Emory University,
	Series A, 5.25%, 9/01/11	10,280	11,156,370
			35,430,170
Hawaii - 0.6%	State of Hawaii, GO, Series CU (MBIA), 5.55%, 10/01/10 (a)	4,960	5,219,507
2

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Illinois - 1.2%	Illinois Educational Facilities Authority, RB, University Chicago,
	Series A, 5.25%, 7/01/11 (a)	$ 5,000	$ 5,448,650
	State of Illinois, GO, First Series (MBIA), 5.13%, 10/01/12	5,000	5,543,450
			10,992,100
Indiana - 2.0%	Indiana Bond Bank, RB, State Revolving Fund Program, Series A,
	5.60%, 8/01/10 (a)	7,500	7,897,950
Indiana Bond Bank, RB, State Revolving Fund Program, Series B,
	5.30%, 8/01/10 (a)	4,750	4,990,160
	Indiana Health Facility Financing Authority, Indiana, RB,
	Ascension Health Credit Group, Series A-1, 3.63%,
	11/15/36 (a)(b)	4,135	4,298,705
	Indiana Health Facility Financing Authority, Indiana, RB,
	Ascension Health Credit Group, Series A-3, 5.00%,
	11/01/27 (b)	1,000	1,061,920
			18,248,735
Kentucky - 1.9%	Kentucky Asset Liability Commission, Kentucky, Refunding RB,
	Project Notes, Series A (AMBAC), 5.00%, 7/15/10	2,000	2,064,700
	Kentucky Economic Development Finance Authority, Kentucky,
	RB, Baptist Healthcare System, Series A, 5.00%, 8/15/12	2,650	2,881,849
	Kentucky State Property & Buildings Commission, Kentucky,
	Refunding RB, Project No. 87 (MBIA), 5.00%, 3/01/12	2,000	2,154,780
	Louisville & Jefferson County Metropolitan Sewer District,
	Kentucky, Revenue Notes, BAN, Series A, 3.00%, 8/19/10	10,000	10,162,900
			17,264,229
Maine - 2.5%	Maine Municipal Bond Bank, Maine, RB, Transcap Program,
	Series A, 2.50%, 9/01/10	5,715	5,820,327
	Maine Municipal Bond Bank, Maine, Refunding RB, GO, 3.00%,
	11/01/10	7,670	7,878,241
Maine Municipal Bond Bank, Maine, Refunding RB, Series D, GO,
	5.00%, 11/01/12	1,460	1,633,375
	Maine Municipal Bond Bank, Maine, Refunding RB, Series F,
	4.00%, 11/01/11	6,000	6,401,940
			21,733,883
Maryland - 3.6%	County of Baltimore Maryland, GO, Refunding, Metropolitan
	District, 4.00%, 8/01/11	2,525	2,681,651
	State of Maryland, GO, State & Line of Credit Facilities Lane
	First Series, 5.00%, 3/15/13	11,000	12,424,610
	State of Maryland, GO, State & Local Facilities Loan, Second
	Series, 5.00%, 8/01/10	7,770	8,069,300
	State of Maryland, GO, State & Local Facilities Loan, Second
	Series, 5.00%, 7/15/11	3,815	4,110,930
University System of Maryland, Maryland, RB, Auxiliary Facilities
	& Tuition, Series C, 4.00%, 10/01/11	4,695	4,999,706
			32,286,197
3

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Massachusetts - 2.1%	Commonwealth of Massachusetts, GO, Consolidated Loan,
	Series A, 5.00%, 8/01/12	$ 1,180	$ 1,309,965
	Massachusetts Bay Transportation Authority, RB, General
	Transportation System, Series A (FGIC), 5.80%, 3/01/12	3,745	4,161,856
	Massachusetts Health & Educational Facilities Authority, RB,
	Partners Health, Series C, 5.75%, 7/01/11 (a)	7,600	8,346,624
Route 3 North Transit Improvement Association, Massachusetts,
	RB (MBIA), 5.63%, 6/15/10 (a)	4,640	4,814,000
			18,632,445
Michigan - 1.5%	City of Detroit Michigan, RB, Second Lien, Series B (FGIC),
	5.50%, 7/01/11 (a)	5,000	5,452,850
	Royal Oak Hospital Finance Authority, Michigan, Refunding RB,
	William Beaumont Hospital, 6.25%, 1/01/10	3,970	4,005,492
	State of Michigan, Refunding RB, Series B (FSA), 5.00%, 9/01/10	4,120	4,281,463
			13,739,805
Minnesota - 1.1%	Minneapolis-Saint Paul Metropolitan Airports Commission, RB,
	Series B, AMT (MBIA), 5.50%, 1/01/10	2,620	2,650,235
	State of Minnesota, GO, 5.00%, 8/01/11	3,675	3,963,671
	State of Minnesota, GO, Highway & Various Purpose, 5.00%,
	8/01/11	2,900	3,127,795
			9,741,701
Missouri - 0.4%	Missouri State Health & Educational Facilities Authority,
	Missouri, RB, Ascension Health, Series C-5, 3.50%,
	11/15/26 (b)	3,780	3,793,986
Nebraska - 0.3%	Central Plains Energy Project, RB, Project No. 1, 0.55%,
	12/01/10 (b)	2,500	2,426,250
Nevada - 2.2%	Clark County School District, GO, Refunding, Limited Tax,
	Series B, 4.00%, 6/15/11	10,000	10,495,100
	Clark County School District, GO, Refunding, Series B (MBIA),
	5.00%, 6/15/12	6,000	6,554,820
	Truckee Meadows Water Authority, RB, Series A (FSA), 5.13%,
	7/01/11 (a)	2,590	2,791,165
			19,841,085
New Jersey - 2.9%	New Jersey Building Authority, Refunding RB, Series B (AMBAC),
	5.25%, 12/15/10	4,790	5,023,417
New Jersey State Turnpike Authority, RB, Series A (MBIA), 5.50%,
	1/01/10 (a)	5,000	5,065,350
New Jersey State Turnpike Authority, RB, Series A (MBIA), 5.75%,
	1/01/10 (a)	5,000	5,068,500
	New Jersey Transportation Trust Fund Authority, New Jersey,
	RB, Transportation System, Series A, 5.75%, 6/15/11 (c)	3,000	3,255,450
	State of New Jersey, GO, Refunding, 4.00%, 8/01/12	7,115	7,688,469
			26,101,186
4

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
New York - 8.5%	City of New York New York, GO, Series B, 5.25%, 8/01/11	$ 4,000	$ 4,302,600
	City of New York New York, GO, Series H, 5.00%, 8/01/12	3,400	3,731,126
	Metropolitan Transportation Authority, RB, Series A (FGIC),
	5.88%, 4/01/10 (a)	5,000	5,137,600
	Metropolitan Transportation Authority, RB, Transportation,
	Series B, 5.00%, 11/15/16 (b)	4,000	4,284,080
	New York City Transitional Finance Authority, Refunding RB,
	Future Tax Secured, Sub-Series D-2, 5.00%, 11/01/12	20,315	22,686,167
	New York Local Government Assistance Corp., New York,
	Refunding RB, Senior Lien, Series A, 5.00%, 4/01/11	3,000	3,189,720
	New York State Dormitory Authority, RB, Series B, 5.25%,
	11/15/23 (a)	6,000	6,473,880
New York State Thruway Authority, Revenue Notes, BAN, 3.00%,
	7/15/11	2,860	2,958,184
New York State Thruway Authority, Revenue Notes, BAN, 4.00%,
	7/15/11	9,000	9,474,840
	New York State Urban Development Corp., RB, State Personal
	Income Tax, Series C, 5.00%, 3/15/10	7,705	7,868,962
	State of New York, GO, Refunding, Series C, 5.00%, 4/15/12	5,285	5,824,017
			75,931,176
North Carolina - 4.7%	County of Wake North Carolina, GO, Refunding, 5.00%, 3/01/11	6,650	7,064,894
County of Wake North Carolina, GO, Refunding, Series C, 5.00%,
	3/01/12	5,185	5,696,552
	Mecklenburg County North Carolina, GO, Public Improvement,
	Series B, 4.00%, 2/01/10	3,000	3,037,320
	Mecklenburg County North Carolina, GO, Refunding, Series C,
	5.00%, 2/01/13	9,400	10,577,068
	North Carolina Municipal Power Agency No. 1 Catawba, North
	Carolina, Refunding RB, Catawba Electric Revenue (MBIA),
	6.00%, 1/01/10	5,000	5,065,050
	State of North Carolina, GO, Public Improvement, Series A,
	5.00%, 3/01/13	9,000	10,151,100
			41,591,984
Ohio - 2.6%	Ohio State Water Development Authority, RB, Water Quality
	Lane Fund, 5.00%, 12/01/11	5,000	5,451,500
	Ohio State Water Development Authority, Refunding RB, First
	Energy, Series B, 3.38%, 10/01/33 (b)	8,000	8,000,080
	State of Ohio, GO, Community Schools, Series A, 5.00%, 3/15/11	3,875	4,117,846
	State of Ohio, GO, Highway Capital Improvement, Series I,
	5.00%, 5/01/10	5,000	5,136,600
			22,706,026
Oregon - 0.2%	Oregon State Department of Administrative Services, Oregon,
	COP, Series A (FSA), 5.00%, 5/01/11	1,725	1,835,279
5

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
Pennsylvania - 4.7%	Bethlehem Area School District, GO, Series A (MBIA), 5.00%,
	9/01/10	$ 4,000	$ 4,143,920
	Bucks County Industrial Development Authority, RB, Waste
	Management, Inc. Project, AMT, 3.90%, 12/01/22 (b)	2,670	2,673,978
	Commonwealth of Pennsylvania, GO, First Series, 5.00%,
	3/15/13	7,455	8,395,076
	Commonwealth of Pennsylvania, GO, First Series, Refunding,
	5.00%, 7/15/12	2,500	2,772,025
	Commonwealth of Pennsylvania, GO, Second Series (MBIA),
	5.00%, 7/01/12	13,000	14,396,980
	Pennsylvania Higher Educational Facilities Authority, RB,
	Series AH, 4.00%, 6/15/11	3,650	3,838,231
University of Pittsburgh, Pennsylvania, RB, Panthers, Pitt Asset
	Notes, 5.00%, 8/01/10	5,000	5,193,750
			41,413,960
Rhode Island - 0.1%	Rhode Island State & Providence Plantations, GO, Refunding,
	Consolidated Capital Development Loan, Series A, 5.00%,
	7/15/11	1,000	1,072,670
South Carolina - 1.1%	South Carolina State Public Service Authority, Refunding RB,
	Series A, 5.00%, 1/01/12	3,000	3,265,890
	State of South Carolina, GO, State Highway, Series B, 4.50%,
	4/01/12	6,000	6,382,740
			9,648,630
Tennessee - 1.5%	County of Shelby Tennessee, GO, Refunding, Series A (AMBAC),
	5.00%, 4/01/12	4,000	4,401,280
	Memphis-Shelby County Airport Authority, RB, Series A, AMT
	(FSA), 5.50%, 3/01/10	8,830	8,998,123
			13,399,403
Texas - 13.0%	City of Dallas Texas, GO, 5.00%, 2/15/12	4,775	5,227,193
	City of Houston Texas, RB, Subordinate Lien, Series B (FSA),
	5.50%, 7/01/10 (a)	5,500	5,714,005
	City of San Antonio Texas, RB, Junior Lien, System, 3.63%,
	12/01/27 (b)	5,000	5,120,350
	Dallas Independent School District, GO, Refunding, 4.00%,
	2/15/11	6,000	6,247,560
	Dallas Independent School District, GO, Refunding, 4.50%,
	2/15/12	6,000	6,431,160
	Harris County Cultural Education Facilities Finance Corp., RB,
	Methodist Hospital System, 5.00%, 6/01/13	10,000	11,029,900
	Harris County Health Facilities Development Corp., RB, Saint
	Luke's Episcopal Hospital, Series A, 5.38%, 8/15/11 (a)	5,500	5,969,535
	Lower Colorado River Authority, RB, LCRA Transmission (FSA),
	5.25%, 5/15/10	2,690	2,769,490
	Matagorda County Navigation District No. 1, Texas, Refunding
	RB, AEP Texas Central Co. Project, 5.13%, 6/01/30 (b)	5,000	5,106,750
6

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
State	Municipal Bonds	(000)	Value
North Texas Tollway Authority, Refunding RB, System, First Tier,
	Series E-1, 5.00%, 1/01/38 (b)	$ 7,000	$ 7,059,360
	Plano ISD, GO, Refunding & School Building, 5.00%, 2/15/11	5,000	5,299,000
State of Texas, GO, Refunding, Public Finance Authority, 5.00%,
	10/01/12	11,170	12,454,997
	State of Texas, Revenue Notes, TRAN, 2.50%, 8/31/10	5,000	5,095,200
	Tarrant County Cultural Education Facilities Finance Corp.,
	Refunding RB, Texas Health Resources, Series A, 5.00%, 2/15/11	4,275	4,448,864
	Texas A & M University Revenues Financing System, Refunding
	RB, Series B, 5.00%, 5/15/12	4,000	4,411,040
	Texas State, GO, Refunding Public Finance Authority,
	Series A, 4.00%, 10/01/11	3,750	3,982,538
	Texas State Public Finance, GO, Refunding, 5.00%, 10/01/12	3,500	3,896,060
	University of Texas, RB, Financing System, Series B, 5.00%,
	8/15/10	5,000	5,200,300
	Williamson County, GO (FSA), 5.13%, 2/15/11 (a)	9,835	10,444,868
			115,908,170
Utah - 0.9%	State of Utah, GO, Series C, 3.00%, 7/01/12	7,500	7,923,000
Virginia - 3.6%	County of Fairfax Virginia, GO, Refunding & Public
	Improvement, Series A, 5.25%, 4/01/12	3,940	4,366,308
Virginia Public Building Authority, Virginia, RB, Series B, 5.00%,
	8/01/12	7,185	7,979,733
Virginia Public Building Authority, Virginia, RB, Series C, 5.00%,
	8/01/10	4,380	4,547,842
Virginia Public School Authority, Virginia, RB, School Educational
	Tech Notes, Series Ix, 5.00%, 4/15/12	4,065	4,473,126
Virginia Public School Authority, Virginia, Refunding RB, School
	Financing, Series C, 5.00%, 8/01/13	4,845	5,512,253
	Virginia State, GO, 4.00%, 6/01/11	4,725	4,991,112
			31,870,374
Washington - 2.2%	City of Tacoma Washington, Refunding RB, Series A (FSA),
	5.63%, 1/01/11 (a)	2,900	3,110,743
State of Washington, GO, Refunding, Various Purpose, Series R-A
	(AMBAC), 5.00%, 1/01/11	9,260	9,760,503
	State of Washington, GO, Series D, 4.00%, 1/01/11	6,560	6,832,830
			19,704,076
Wisconsin - 1.0%	State of Wisconsin, RB, Series A, 3.00%, 5/01/10	1,200	1,218,240
	Wisconsin Public Power Inc., Wisconsin, RB, Series A (MBIA),
	5.25%, 7/01/10	7,070	7,267,253
			8,485,493
	Total Long-Term Investments
	(Cost - $797,363,901) - 90.7%		808,156,364
7

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
			Par
Short-Term Securities			(000)	Value
Louisiana - 2.3%		City of West Baton Rouge Louisiana, TECP, 3.25%, 10/02/09	$ 20,000	$ 20,000,000
			Shares
Money Market Fund - 7.9%		FFI Institutional Tax-Exempt Fund, 0.32% (d)(e)	70,500,100	70,500,100
Total Short-Term Securities
(Cost - $90,500,100) - 10.2%				90,500,100
Total Investments (Cost - $887,864,001*) - 100.9%				898,656,464
Liabilities in Excess of Other Assets - (0.9)%				(8,230,905)
Net Assets - 100.0%			$ 890,425,559
* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 887,911,827
Gross unrealized appreciation	$ 10,905,509
Gross unrealized depreciation		(160,872)
Net unrealized appreciation	$ 10,744,637
(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Variable rate security. Rate shown is as of report date.
(c) Security is collateralized by Municipal or US Treasury Obligations.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:
	Net
Affiliate	Activity	Income
FFI Institutional Tax-Exempt Fund	$ 31,386,504	$ 34,929
(e) Represents the current yield as of report date.
8

BlackRock Municipal Bond Fund, Inc. - BlackRock Short-Term Municipal Fund
Schedule of Investments September 30, 2009 (Unaudited)
• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 - price quotations in active markets/exchanges for identical securities
•	Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of September 30, 2009 in determining the fair valuation of the Fund's investments:
Investments in
	Valuation Inputs	Securities
Assets
	Level 1 - Short-Term Securities	$ 70,500,100
Level 2
	Long-Term Investments[1]	808,156,364
	Short-Term Securities	20,000,000
	Total Level 2	828,156,364
	Level 3	-
	Total	$ 898,656,464
[1] See above Schedule of Investments for values in each state or political classification.
9

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Bond Fund, Inc.

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 20, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 20, 2009